ING [LOGO]

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                                   MAY 1, 2003

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003
                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                   (THE "GOLDENSELECT ACCESS (R) PROSPECTUS")
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     FOR USE ONLY IN THE STATE OF WASHINGTON
                                   ----------

The following information supplements and replaces certain information contained in the Prospectus dated May 1, 2003 for
  Deferred Combination Variable and Fixed Annuity Contracts (the "Prospectus").
     The capitalized terms used in this supplement have the same meaning as those in the Prospectus. You should keep this supplement with your
                                   Prospectus.

GOLDENSELECT ACCESS(R) contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the Prospectus are not available and not offered in the State of Washington. All references to the "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" as described in the Prospectus should be changed to the "5.5% Solution Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit."

The charges, fees and expenses for the GOLDENSELECT ACCESS(R) contracts with the "5.5% Solution Enhanced Death Benefit" and "Max 5.5% Enhanced Death Benefit" are as described in the Prospectus with the exception of the mortality and expense risk charges. The mortality and expense risk charge depends on the category of contract owner to which you belong. The categories of contract owners are also described in the Prospectus. If you are unsure of which category you are, please call our Customer Service Center at 1-800-366-0066.

FOR MAY-2001, MAY-2002 AND YR-2003 CONTRACT OWNERS

                                              5.5% Solution        Max 5.5
                                              -------------        -------
     Mortality & Expense Risk Charge              1.80%             1.95%
     Asset-Based Administrative Charge            0.15%             0.15%
                                                  -----             -----
              Total                               1.95%             2.10%

The mortality and expense risk charge is deducted each business day at the rate of .004976% (5.5% Solution), or .005395% (Max 5.5) for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

126073-- Access--Wash.                                               May 1, 2003

PRE-2000, YR-2000 AND YR-2001 CONTRACT OWNERS

PRE-2000:
                                              5.5% Solution
                                              -------------
     Mortality & Expense Risk Charge              1.40%
     Asset-Based Administrative Charge            0.15%
                                                  -----
              Total                               1.55%

The Mortality and Expense Risk Charge is deducted each business day at the rate of .003863% for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

YR-2000:
                                              5.5% Solution        Max 5.5
                                              -------------        -------
     Mortality & Expense Risk Charge              1.45%             1.55%
     Asset-Based Administrative Charge            0.15%             0.15%
                                                  -----             -----
              Total                               1.60%             1.70%

The Mortality and Expense Risk Charge is deducted each business day at the rate of .004002% (5.5% Solution) or .004280% (Max 5.5) for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

YR-2001:
                                              5.5% Solution        Max 5.5
                                              -------------        -------
     Mortality & Expense Risk Charge              1.45%             1.60%
     Asset-Based Administrative Charge            0.15%             0.15%
                                                  -----             -----
              Total                               1.60%             1.75%

The Mortality and Expense Risk Charge is deducted each business day at the rate of .004002% (5.5% Solution) or .004419% (Max 5.5) for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

This supplement should be retained with your GOLDENSELECT ACCESS(R) Prospectus.

ING [LOGO]

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

126073-- Access--Wash.                                               May 1, 2003

ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                                DATED MAY 1, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2003 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       "GOLDENSELECT ACCESS(R) PROSPECTUS"

                          -----------------------------


GENERAL DESCRIPTION OF THE GET FUND

A series of the ING GET U.S. Core Portflio (the "GET Fund") may be available during the accumulation phase of the Contract. Golden American Life Insurance Company (the Company, we, our) makes a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. We will offer the GET Fund shares only during the offering period for a GET Fund series. The GET Fund investment option may not be available in your state. You may not elect to allocate money into a GET Fund series if you have elected one of the living benefit riders available under your Contract.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see below for a projected schedule of GET Fund series offerings.

ING Investments, LLC serves as investment adviser to the GET Fund. Please read the GET Fund prospectus for a more complete description of the GET Fund, including its charges and expenses.

INVESTMENT OBJECTIVE OF THE GET FUND

GUARANTEE PERIOD

The GET Fund Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market loss, by participating, to the extent possible, in favorable equity market performance during the guarantee period.

OFFERING PERIOD

         NEW PREMIUM. Generally, during the offering period, all GET Fund assets will be invested in short-term instruments. As an alternative to investing directly into the GET Fund during the offering period, there may be other options available, providing for allocation of new premium instead to the Fixed Account (or fixed interest allocation). If this alternative is available, a fixed rate of return will apply during the offering period. On the last day of the GET Fund offering period, the value of that investment (premium plus accrued interest and less any charges), will be transferred to the GET Fund.

         REALLOCATIONS AND MATURITY OF GET SERIES. For reallocations to a new GET Fund series, or upon maturity of a prior GET Fund series, all allocations to the GET Fund during the offering period will be in the GET Fund and will be invested in short-term instruments.

THE GET FUND GUARANTEE

The Company guarantees that the value of an accumulation unit of the GET Fund subaccount under the contract on the maturity date (as valued after the close of business on the maturity date) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET Fund subaccount to make up the difference. This means that if you remain invested in the GET Fund until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to the GET Fund as of the last day of the offering period, less charges not reflected in the accumulation unit value, including any charges deducted for the earnings multiplier rider, or any amounts you transfer or withdraw from the GET Fund subaccount. The value of dividends and distributions made by the GET Fund throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from the GET Fund before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted for fees and charges.

MATURITY DATE

Before the maturity date, we will send a notice to each contract owner who has amounts in the GET Fund. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET Fund amounts to the fund or funds that we designate.

The following information supplements the " Fees and Expenses " information contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Separate Account Annual Charges" in the prospectus, we will make a daily deduction of a GET Fund Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET Fund investment option:

GET FUND GUARANTEE CHARGE (deducted daily during the Guarantee Period)  0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES                                 2.25%/1/
TOTAL WITH GET FUND GUARANTEE CHARGE                                    2.75%


For more information regarding GET Fund expenses, see the GET Fund prospectus.

     1 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee and Expenses" section of your prospectus.

The following information supplements the "Examples" contained in the prospectus:

EXAMPLES -- ING GET FUND

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the GET Fund under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, assumes the fees and expenses of the GET Fund, including the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund and assumes a five year guarantee period. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. The Example reflects the maximum charges for Yr-2003 contract owners. If you elect different options or are not a Yr-2003 contract owner, your expenses will be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------
 If you surrender your contract at the end of the applicable time period:
             1 year            3 years        5 years         10 years
              $521             $1,561         $2,596            N/A
-------- ---------------- --------------- -------------- ----------------


The following information supplements the "Withdrawals" section of the prospectus:

Amounts allocated to the GET Fund will not be included in pro rata withdrawals from the subaccounts in which you are invested. If you want a withdrawal to come from amounts allocated to the GET Fund, you must so specify in your withdrawal request.

The following information supplements the "Transfers Among Your Investments" section of the prospectus:

The GET Fund may not be included in a dollar cost averaging program. In addition, automatic rebalancing does not affect any amounts that you have allocated to the GET Fund.

The following information supplements "Appendix B--Description of Underlying Investment Options" contained in the prospectus:

ING GET FUND
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss, by participating, to the extent possible in favorable equity market performance during the Guarantee Period. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series' assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee.

INVESTMENT ADVISER: ING Investments, LLC
SUB-ADVISOR: Aeltus Investment Management, Inc.

PROJECTED SCHEDULE OF ING GET FUND OFFERINGS

                                                   OFFERING DATES           GUARANTEE DATES
      -------------------------------------------- ------------------------ -------------------
      GET V Series                                 03/13/03 - 06/12/03      06/13/03 - 06/13/08

      ING GET U.S. Core Portfolio--  Series 1      06/12/03 - 09/11/03      09/12/03 - 09/12/08

      ING GET U.S. Core Portfolio--  Series 2      09/12/03 - 12/11/03      12/12/03 - 12/12/08

      ING GET U.S. Core Portfolio--  Series 3      12/12/03 - 03/11/04      03/12/04 - 03/13/09

      ING GET U.S. Core Portfolio--  Series 4      03/12/04 - 06/10/04      06/11/04 - 06/12/09











ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

126453-- GoldenSelect Access(R)                                        05/01/03

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                             GOLDENSELECT ACCESS(R)
--------------------------------------------------------------------------------

                                                                     MAY 1, 2003

     This prospectus describes GoldenSelect Access, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
    THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------

Access - 126025

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)

A I M CAPITAL MANAGEMENT, INC.
  ING AIM Mid Cap Growth Portfolio (Class S) (1)

ALLIANCE CAPITAL MANAGEMENT L.P.
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)

BARING INTERNATIONAL INVESTMENT LIMITED
  ING Developing World Portfolio (Class S) (1)
  ING Hard Assets Portfolio (Class S) (1)

CAPITAL GUARDIAN TRUST COMPANY
  ING Capital Guardian Large Cap Value Portfolio (Class S) (1)
  ING Capital Guardian Managed Global Portfolio (Class S) (1)
  ING Capital Guardian Small Cap Portfolio (Class S) (1)

COLUMBIA MANAGEMENT ADVISERS, INC.
  Colonial Small Cap Value Fund (Class B)

EAGLE ASSET MANAGEMENT, INC.
  ING Eagle Asset Value Equity Portfolio (Class S) (1)

FIDELITY(R) MANAGEMENT & RESEARCH CO.
  Fidelity(R)VIP Growth Portfolio (Class S2)
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)
  ING FMR/SM/ Diversified Mid Cap Portfolio (Class S) (1)

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
  ING Goldman Sachs Internet TollkeeperSM Portfolio (Class S) (1) (2)

ING INVESTMENT MANAGEMENT, LLC
  ING Limited Maturity Bond Portfolio (Class S) (1)
  ING Liquid Assets Portfolio (Class S) (1)

ING INVESTMENTS, LLC
  ING International Portfolio (Class S) (1)
  ING VP Bond Portfolio (Class S)
  ING VP Growth Opportunities Portfolio (Service Class)
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP MagnaCap Portfolio (Service Class)
  ING VP SmallCap Opportunities Portfolio (Service Class)
  ING VP Worldwide Growth Portfolio (Service Class)

INVESCO FUNDS GROUP, INC.
  INVESCO VIF -- Financial Services Fund
  INVESCO VIF -- Health Sciences Fund
  INVESCO VIF -- Leisure Fund
  INVESCO VIF -- Utilities Fund

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LTD.
  ING JPMorgan Fleming International Enhanced EAFE Portfolio (Class S) (1)

J.P. MORGAN FLEMING ASSET MANAGEMENT (USA) INC.
  ING JPMorgan Fleming Small Cap Equity Portfolio (Class S) (1)

JANUS CAPITAL MANAGEMENT LLC
  ING Janus Growth and Income Portfolio (Class S) (1)
  ING Janus Special Equity Portfolio (Class S) (1)

JENNISON ASSOCIATES LLC
  ING Jennison Equity Opportunities Portfolio (Class S) (1)
  Jennison Portfolio (Class II) (3)
  SP Jennison International Growth Portfolio (Class II) (3)

MARSICO CAPITAL MANAGEMENT, LLC
  ING Marsico Growth Portfolio (Class S) (1)

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING MFS Research Portfolio (Class S) (1)
  ING MFS Total Return Portfolio (Class S) (1)

MERCURY ADVISORS
  ING Mercury Focus Value Portfolio (Class S) (1)
  ING Mercury Fundamental Growth Portfolio (Class S) (1)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  ING PIMCO Core Bond Portfolio (Class S) (1)
  PIMCO High Yield Portfolio

PIONEER INVESTMENT MANAGEMENT, INC.
  Pioneer Fund VCT Portfolio (Class II)
  Pioneer Mid-Cap Value VCT Portfolio (Class II)

PROFUND ADVISORS LLC
  ProFund VP Bull
  ProFund VP Small-Cap
  ProFund VP Europe 30

SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING Salomon Brothers Investors Portfolio (Class S) (1)

T. ROWE PRICE ASSOCIATES, INC.
  ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  ING T. Rowe Price Capital Appreciation  Portfolio (Class S) (1)

UBS GLOBAL ASSET MANAGEMENT
  ING UBS US Balanced Portfolio (Class S) (1)

VAN KAMPEN
  ING Van Kampen Equity Growth Portfolio (Class S) (1)
  ING Van Kampen Global Franchise Portfolio (Class S) (1)
  ING Van Kampen Real Estate Portfolio (Class S) (1)
  ING Van Kampen Growth and Income Portfolio (Class S) (1)

(1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.
(2)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.
(3) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

Access - 126025

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                    PAGE

Index of Special Terms..............................  ii
Fees and Expenses...................................   2
Condensed Financial Information.....................   6
  Accumulation Unit.................................   6
      The Net Investment Factor.....................   6
  Performance Information...........................   6
  Financial Statements..............................   7
Golden American Life Insurance Company..............   7
Golden American Separate Account B..................   7
The Trusts and Funds................................   8
Covered Funds, Special Funds and Excluded
  Funds  ...........................................  10
Charges and Fees....................................  10
  Charge Deduction Subaccount.......................  10
  Charges Deducted from the Contract Value..........  10
      No Surrender Charge...........................  10
      Premium Taxes.................................  10
      Administrative Charge.........................  11
      Transfer Charge...............................  11
  Charges Deducted from the Subaccounts.............  11
      Mortality and Expense Risk Charge.............  11
      Asset-Based Administrative Charge.............  11
      Earnings Multiplier Benefit Charge............  11
      Optional Rider Charges........................  11
  Trust and Fund Expenses...........................  12
The Annuity Contract................................  12
  Contract Date and Contract Year ..................  12
  Contract Owner....................................  12
  Annuity Start Date................................  14
  Annuitant.........................................  14
  Beneficiary.......................................  14
  Purchase and Availability of the Contract.........  15
  Crediting of Premium Payments.....................  16
  Administrative Procedures.........................  17
  Contract Value....................................  17
  Cash Surrender Value..............................  17
  Addition, Deletion or Substitution of
      Subaccounts...................................  18
  The Fixed Account.................................  18
  Optional Riders...................................  18
      Rider Date....................................  19
      No Cancellation...............................  19
      Termination...................................  19
      Minimum Guaranteed Accumulation
         Benefit Rider..............................  19
      Minimum Guaranteed Income
         Benefit Rider..............................  21
      Minimum Guaranteed Withdrawal
         Benefit Rider..............................  24
  Other Contracts...................................  26
Withdrawals.........................................  29
Transfers Among Your Investments....................  32
Death Benefit Choices...............................  34
  Death Benefit During the Accumulation Phase.......  34
      Standard Death Benefit........................  35
      Enhanced Death Benefit Options................  35
      Earnings Multiplier Benefit Rider.............  37
  Death Benefit During the Income Phase.............  38
  Continuation After Death-- Spouse.................  38
  Continuation After Death-- Not a Spouse...........  38
  Required Distributions Upon Contract
      Owner's Death.................................  38
The Annuity Options.................................  26
Other Contract Provisions...........................  39
Other Information...................................  41
Federal Tax Considerations..........................  42
Statement of Additional Information
  Table of Contents.................................  50
Appendix A
  Condensed Financial Information...................  A1
Appendix B
  The Investment Portfolios.........................  B1
Appendix C
  Fixed Account I...................................  C1
Appendix D
  Fixed Interest Division...........................  D1
Appendix E
  Withdrawal Adjustment for 7% Solution
      Death Benefit Examples........................  E1
Appendix F
  Death Benefits for Pre-2000 or Yr-2000
      Contract Owners...............................  F1
Appendix G
  Death Benefits for Yr-2001 and May-2001
      Contract Owners...............................  G1
Appendix H
  Optional Rider Benefits for Pre-2000 and
      Yr-2000 Contract Owners.......................  H1
Appendix I
  Optional Rider Benefits for Year-2001 and
      May-2001 Contract Owners......................  I1
Appendix J
  Optional Rider Benefits for May-2002
      Contract Owners...............................  J1

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                                       i

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

     ----------------------------------------------------------------
     SPECIAL TERM                                                PAGE
     ----------------------------------------------------------------
     Accumulation Unit                                              6
     ----------------------------------------------------------------
     Annual Ratchet Enhanced Death Benefit                         36
     ----------------------------------------------------------------
     Annuitant                                                     14
     ----------------------------------------------------------------
     Annuity Start Date                                            14
     ----------------------------------------------------------------
     Cash Surrender Value                                          17
     ----------------------------------------------------------------
     Claim Date
     ----------------------------------------------------------------
     Contract Date                                                 12
     ----------------------------------------------------------------
     Contract Owner                                                12
     ----------------------------------------------------------------
     Contract Value                                                17
     ----------------------------------------------------------------
     Contract Year                                                 12
     ----------------------------------------------------------------
     Covered Fund                                                  10
     ----------------------------------------------------------------
     Earnings Multiplier Benefit                                   37
     ----------------------------------------------------------------
     Excluded Fund                                                 10
     ----------------------------------------------------------------
     Max 7 Enhanced Death Benefit                                  37
     ----------------------------------------------------------------
     Net Investment Factor                                          6
     ----------------------------------------------------------------
     Net Rate of Return                                            10
     ----------------------------------------------------------------
     Restricted Fund                                                9
     ----------------------------------------------------------------
     Rider Date                                                    19
     ----------------------------------------------------------------
     7% Solution Enhanced Death Benefit                            36
     ----------------------------------------------------------------
     Special Fund                                                  10
     ----------------------------------------------------------------
     Standard Death Benefit                                        35
     ----------------------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

     ---------------------------------------------------------------------------
     TERM USED IN THIS PROSPECTUS        CORRESPONDING TERM USED IN THE CONTRACT
     ---------------------------------------------------------------------------
     Accumulation Unit Value             Index of Investment Experience
     ---------------------------------------------------------------------------
     Annuity Start Date                  Annuity Commencement Date
     ---------------------------------------------------------------------------
     Contract Owner                      Owner or Certificate Owner
     ---------------------------------------------------------------------------
     Contract Value                      Accumulation Value
     ---------------------------------------------------------------------------
     Transfer Charge                     Excess Allocation Charge
     ---------------------------------------------------------------------------
     Fixed Interest Allocation           Fixed Allocation
     ---------------------------------------------------------------------------
     Free Look Period                    Right to Examine Period
     ---------------------------------------------------------------------------
     Guaranteed Interest Period          Guarantee Period
     ---------------------------------------------------------------------------
     Subaccount(s)                       Division(s)
     ---------------------------------------------------------------------------
     Net Investment Factor               Experience Factor
     ---------------------------------------------------------------------------
     Regular Withdrawals                 Conventional Partial Withdrawals
     ---------------------------------------------------------------------------
     Withdrawals                         Partial Withdrawals
     ---------------------------------------------------------------------------

Access - 126025

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES 1

     Surrender Charge.................................  None

     Transfer Charge 2................................  $25 per transfer, if you make more than 12 transfers in a contract year

     1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     2    We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE 3...............  $40

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT ANNUAL CHARGES 4

--------------------------------------------------------------------------------
                                                     ENHANCED DEATH BENEFITS
                                                     -----------------------
                                     STANDARD
                                      DEATH      ANNUAL
                                     BENEFIT     RATCHET    7% SOLUTION    MAX 7
--------------------------------------------------------------------------------
Mortality & Expense Risk Charge 5     1.65%       1.90%         2.00%      2.10%
Asset-Based Administrative Charge     0.15%       0.15%         0.15%      0.15%
                                      -----       -----         -----      -----
    Total                             1.80%       2.05%         2.15%      2.25%
--------------------------------------------------------------------------------

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE 6

     Quarterly Charge.................................  0.075% of contract value (0.30% annually)

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OPTIONAL RIDER CHARGES 7

  Minimum Guaranteed Accumulation Benefit rider:

     ---------------------------------------------------------------------------
     Waiting Period           Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                  0.1625% of the MGAB Charge Base 8 (0.65% annually)
     20 Year                  0.1625% of the MGAB Charge Base (0.65% annually)
     ---------------------------------------------------------------------------

  Minimum Guaranteed Income Benefit rider:

     ---------------------------------------------------------------------------
     MGIB Rate                Quarterly Charge
     ---------------------------------------------------------------------------
     7%                       0.1875% of the MGIB Charge Base 9 (0.75% annually)
     ---------------------------------------------------------------------------

  Minimum Guaranteed Withdrawal Benefit rider:

     ---------------------------------------------------------------------------
     Quarterly Charge
     ---------------------------------------------------------------------------
     0.1625% of the MGWB Eligible Payment Amount 10  (0.65% annually)
     ---------------------------------------------------------------------------

     3    We deduct this charge on each contract anniversary and on surrender.

     4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

     5 Please see Appendix F for the mortality and expense risk charge applicable to Pre-2000 and Yr-2000 contract owners, and Appendix G for the mortality and expense risk charge applicable to Yr-2001 contract owners.

     6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

     7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

     8 The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

     9 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

     10 The MGWB Eligible Payment Amount is (i) the total of premiums paid during the two-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums paid during the two-year period commencing on the rider date.

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TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ---------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 10          MINIMUM   MAXIMUM
     ---------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund
     assets, including management fees, distribution            0.53%     2.07%
     and/or service (12b-1) fees*, and other expenses):
     ---------------------------------------------------------------------------

     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

     10 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.97%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period.

The Example reflects the maximum charges for Yr-2003 contract owners. If you elect different options or are not a Yr-2003 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

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

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 ------------------------------------------------------------------------------
  If you surrender your contract at the end of the applicable time period:
                1 year            3 years           5 years          10 years
                 $567             $1,717            $2,838            $5,566
 ------- ------------------ ----------------- ---------------- ----------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

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

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.
The consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary

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

of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable Life was previously a subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which was merged into Lion Connecticut effective December 31, 2002. Lion Connecticut is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

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The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

ING Variable Insurance Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Products Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Product Portfolios is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Product Portfolios is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

INVESCO Variable Investment Funds, Inc. is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pioneer Variable Contracts Trust is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

The ProFunds is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The Prudential Series Fund, Inc. is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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--------------------------------------------------------------------------------
RESTRICTED FUNDS
--------------------------------------------------------------------------------

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional

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

benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

     NO SURRENDER CHARGE. We do not deduct any surrender charges for withdrawals.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

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CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

--------------------------------------------------------------------------------------------------
                              ANNUAL RATCHET             7% SOLUTION                MAX 7
         STANDARD                 ENHANCED                 ENHANCED               ENHANCED
      DEATH BENEFIT            DEATH BENEFIT            DEATH BENEFIT           DEATH BENEFIT
--------------------------------------------------------------------------------------------------
               Annual                   Annual                   Annual                   Annual
               Charge                   Charge                   Charge                   Charge
              Expressed                Expressed                Expressed                Expressed
   Annual     as Daily      Annual     as Daily      Annual     as Daily      Annual     as Daily
   Charge       Rate        Charge       Rate        Charge       Rate        Charge       Rate
    1.65%     0.004558%      1.90%     0.005255%      2.00%     0.005535%      2.10%     0.005815%
--------------------------------------------------------------------------------------------------

Please see appendix F for a description of the mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners and appendix G for Yr-2001 contract owners. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

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     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period            Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                   0.1625% of the MGAB Charge Base  (0.65% annually)
     ---------------------------------------------------------------------------
     20 Year                   0.1625% of the MGAB Charge Base  (0.65% annually)
     ---------------------------------------------------------------------------

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                 Quarterly Charge
     ---------------------------------------------------------------------------
     7%                        0.1875% of the MGIB Charge Base  (0.75% annually)
     ---------------------------------------------------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.1625% (0.65% annually) of the original MGWB Eligible Payment Amount. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix D and the Fixed Account I prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

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The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are six categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001, May-2002, and Yr-2003 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

--------------------------------------------------------------------------------
PRE-2000:      a) all contracts purchased prior to February 1, 2000; b)
               contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).
--------------------------------------------------------------------------------
YR-2000:       Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as
               available in the state of issue at the time of purchase).
--------------------------------------------------------------------------------
YR-2001:       Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced
               Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the
               Special Funds "floor" (as available in the state of issue at the time of purchase).
--------------------------------------------------------------------------------
MAY-2001:      Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced
               Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds
               "floor" (as available in the state of issue at the time of purchase).
--------------------------------------------------------------------------------
MAY-2002:      Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced
               Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds
               "floor," but all withdrawals are pro rata (as available in the state of issue at the time of purchase).
--------------------------------------------------------------------------------
YR-2003:       Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002 Contracts, but have a different calculation of the Minimum Guaranteed Income
               Benefit and higher charges for all three living benefit optional riders.
--------------------------------------------------------------------------------

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A description of benefits and charges for Pre-2000, Yr-2000, Yr-2001, May- 2001 and May 2002 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2003 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

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BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 90 or younger.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain

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group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number

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of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

     1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

     2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment

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applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account I prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the three optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE THREE RIDERS TO YOUR CONTRACT. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2003 category. A description of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2003 Contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider, except for a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

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     o    annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than a specified amount. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

          a)   the MGAB Base allocated to Covered Funds;

          b)   the MGAB Base allocated to Special Funds; and

          c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

          No investment options are currently designated as Special Funds for the ten-year MGAB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited

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          Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond
          Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

          The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

          If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

          We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

          Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

          Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro rata basis, based on the percentage of contract value transferred, without any corresponding increase.

     2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and

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          death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

     1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

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     2)   your annuity income based on your contract value adjusted for any
          Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

     3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

     1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

          (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

               (b)  is the MGIB Rollup Base for Special Funds;

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               (c)  is the contract value allocated to Excluded Funds; and

          (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

               (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

               (b)  is the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          a)   CALCULATION OF MGIB ROLLUP BENEFIT BASE

               THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

               THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.

               THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

               Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base.

               The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

               Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

               Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

               Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

               Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net

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               contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

          b)   CALCULATION OF MGIB RATCHET BENEFIT BASE

               The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

               o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

               o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                    1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                    2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

          The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

          Effect of Transfers on MGIB Ratchet Base:

          Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

          Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

          A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

     2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

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     c)   Any other income plan offered by the Company in conjunction with the
          MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7%

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of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

     2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

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     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts or Funds. These contracts have different charges that could affect their performance, and may offer different

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benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

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You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

          ------------------------------------------
                                  MAXIMUM PERCENTAGE
          FREQUENCY                OF CONTRACT VALUE
          ------------------------------------------
          Monthly                        1.25%
          Quarterly                      3.75%
          Annually                      15.00%
          ------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any Market Value Adjustments.

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Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar
Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone, or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

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DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Limited Maturity Bond subaccount or the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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     o    Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

     o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

     o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals made on a pro rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, or the first of joint owners or your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN MAY-2002 AND YR-2003. FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; or

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to
Covered Funds less pro rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

          b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

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The 7% MGDB allocated to Special Funds equals premiums allocated to Special
Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

          No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     1) the current contract value in Covered Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

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Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such

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beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

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For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

     1) The person named to receive payment is other than the contract owner or beneficiary;

     2)   The person named is not a natural person, such as a corporation; or

     3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer,

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you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

     2) For Option 3, no amounts are payable after both named persons have died.

     3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

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SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

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STATE REGULATION

We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of Golden American.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled

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to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract

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owner that is not a natural person may wish to discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the GMAB, GMWB and GMIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity

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payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed

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from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

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The amount of each periodic distribution must be calculated in accordance with
IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

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If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

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     o    The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     TABLE OF CONTENTS

     Item
     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT B.

Please Print or Type:


                     --------------------------------------------------
                     NAME

                     --------------------------------------------------
                     SOCIAL SECURITY NUMBER

                     --------------------------------------------------
                     STREET ADDRESS

                     --------------------------------------------------
                     CITY, STATE, ZIP

Access - 126025                                                       05/01/2003
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

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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods.

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.34     $10.99
      Number of Accumulation Units
         Outstanding at End of Period       218,094     16,786

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.59     $10.00 (12)
      AUV at End of Period                    $7.83      $9.59
      Number of Accumulation Units
         Outstanding at End of Period       478,395

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.37      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       523,176

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01     $10.00 (1)
      AUV at End of Period                    $9.91     $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     2,906,118  3,787,157  4,824,609  2,450,796  1,105,850    554,068    231,567     47,478

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.64     $17.21     $21.06     $17.01     $15.41     $12.49     $10.00 (3)
      AUV at End of Period                   $10.10     $14.64     $17.21     $21.06     $17.01     $15.41     $12.49
      Number of Accumulation Units
         Outstanding at End of Period     5,368,761  6,450,280  6,881,891  5,870,533  3,297,314    438,636     38,037

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $10.02     $10.55     $10.00 (7)
      AUV at End of Period                    $7.53     $10.02     $10.55
      Number of Accumulation Units
         Outstanding at End of Period     4,513,819  3,900,663  2,138,069

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53      $9.28 (1)
      AUV at End of Period                   $13.80     $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53
      Number of Accumulation Units
         Outstanding at End of Period     1,965,666  1,757,559  1,348,844    676,402    610,300    443,665    231,774

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00     $10.00 (2)
      AUV at End of Period                   $13.14     $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     5,592,680  7,129,680  6,884,892  5,053,919  2,476,498    559,014    227,347         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.08      $7.58     $11.61      $7.28     $10.00 (6)
      AUV at End of Period                    $6.23      $7.08      $7.58     $11.61      $7.28
      Number of Accumulation Units
         Outstanding at End of Period     1,925,891  2,270,962  2,014,772  2,133,907    417,221

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36     $12.41 (1)
      AUV at End of Period                   $15.00     $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36
      Number of Accumulation Units
         Outstanding at End of Period     2,314,070  2,404,425  2,586,368  1,825,971  1,415,540    469,649    249,994     23,394

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.09      $9.88     $10.00 (9)
      AUV at End of Period                    $7.23      $9.09      $9.88
      Number of Accumulation Units
         Outstanding at End of Period     1,436,694    685,331    290,230

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.62     $10.00 (10)
      AUV at End of Period                    $4.65      $7.62
      Number of Accumulation Units
         Outstanding at End of Period       387,486     47,818

   ING HARD ASSETS
      AUV at Beginning of Period             $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96     $14.71 (1)
      AUV at End of Period                   $14.05     $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96
      Number of Accumulation Units
         Outstanding at End of Period       575,255    295,871    309,819    355,052    258,034     90,379     43,232      2,847

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.66     $11.37     $15.57     $10.29      $9.90     $10.28 (5)
      AUV at End of Period                    $7.16      $8.66     $11.37     $15.57     $10.29      $9.90
      Number of Accumulation Units
         Outstanding at End of Period     4,449,069  5,060,321  5,535,477  4,666,041  2,422,075     90,783

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.87      $9.94     $10.00 (9)
      AUV at End of Period                    $7.05      $8.87      $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,676,923  1,073,857    274,785

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.32      $8.89     $10.00 (9)
      AUV at End of Period                    $6.08      $8.32      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       464,522    368,091    121,670

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63     $14.23 (1)
      AUV at End of Period                   $15.06     $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63
      Number of Accumulation Units
         Outstanding at End of Period     2,929,610  3,606,212  3,626,696  2,412,721  1,342,756    312,229    174,592     16,369

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        72,898

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.85
      Number of Accumulation Units
         Outstanding at End of Period       169,670

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71     $14.35 (1)
      AUV at End of Period                   $20.16     $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71
      Number of Accumulation Units
         Outstanding at End of Period     6,261,694  4,325,602  3,621,501  2,938,050  1,557,946    133,461     46,293     11,834

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89     $12.76 (1)
      AUV at End of Period                   $15.84     $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89
      Number of Accumulation Units
         Outstanding at End of Period    12,089,343 14,053,316 14,214,982 13,701,796  3,587,644    353,076     84,960     62,084

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.14     $22.02     $28.62     $16.29     $13.03     $11.42     $10.00 (4)
      AUV at End of Period                   $10.52     $15.14     $22.02     $28.62     $16.29     $13.03     $11.42
      Number of Accumulation Units
         Outstanding at End of Period    12,372,395 16,739,731 18,211,995 14,289,972  3,293,705    343,006

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.37
      Number of Accumulation Units
         Outstanding at End of Period        93,268

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        44,773

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21     $12.95 (3)
      AUV at End of Period                   $16.05     $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21
      Number of Accumulation Units
         Outstanding at End of Period     5,485,147  6,612,249  7,313,425  4,873,150  1,905,009    177,125     28,223

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10     $12.25 (4)
      AUV at End of Period                   $15.14     $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10
      Number of Accumulation Units
         Outstanding at End of Period     5,913,309  7,316,946  8,149,686  6,431,949  3,902,975    268,126

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05     $11.41 (4)
      AUV at End of Period                   $19.23     $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05
      Number of Accumulation Units
         Outstanding at End of Period     9,138,045  9,253,396  9,222,565  8,274,090  3,982,961    286,032

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55     $11.20 (6)
      AUV at End of Period                   $12.71     $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55
      Number of Accumulation Units
         Outstanding at End of Period     4,410,375  1,669,195  1,224,547    753,003    396,067     10,655

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.65     $11.59     $10.00 (7)
      AUV at End of Period                    $8.55     $11.65     $11.59
      Number of Accumulation Units
         Outstanding at End of Period     3,519,149  4,280,223  2,182,516

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.63     $11.26     $10.00 (7)
      AUV at End of Period                    $8.07     $10.63     $11.26
      Number of Accumulation Units
         Outstanding at End of Period     1,177,892    952,473    539,461

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07     $14.62 (1)
      AUV at End of Period                   $27.96     $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07
      Number of Accumulation Units
         Outstanding at End of Period     5,326,018  4,592,780  3,264,322  2,546,589  1,628,158    414,805    173,475     13,988

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55     $15.94 (1)
      AUV at End of Period                   $20.45     $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55
      Number of Accumulation Units
         Outstanding at End of Period     2,796,772  3,366,042  2,309,478  2,014,454    800,490    255,396    150,732     21,073

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period       124,181

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.85
      Number of Accumulation Units
         Outstanding at End of Period       220,958

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19     $12.12 (1)
      AUV at End of Period                   $18.19     $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     6,183,621  7,290,571  8,035,274  7,496,161  4,591,471    853,473    355,191     36,100
   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78     $14.91 (1)
      AUV at End of Period                   $28.06     $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78
      Number of Accumulation Units
         Outstanding at End of Period     1,167,126    887,731  1,006,919    534,577    436,867    135,993     42,710      2,910

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.64
      Number of Accumulation Units
         Outstanding at End of Period       719,279

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.79     $10.00 (10)
      AUV at End of Period                    $5.26      $7.79
      Number of Accumulation Units
         Outstanding at End of Period       143,307     82,839

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.35     $10.00 (10)
      AUV at End of Period                    $7.10      $9.35
      Number of Accumulation Units
         Outstanding at End of Period       211,733     38,846

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.33     $10.00 (10)
      AUV at End of Period                    $4.62      $8.33
      Number of Accumulation Units
         Outstanding at End of Period       774,557    180,638

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.02      $8.75     $10.00 (8)
      AUV at End of Period                    $5.21      $7.02      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       467,247    306,137    110,552

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.27     $10.00 (11)
      AUV at End of Period                    $7.65     $10.27
      Number of Accumulation Units
         Outstanding at End of Period       351,424     20,414

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.44
      Number of Accumulation Units
         Outstanding at End of Period        69,607

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.37     $10.00 (11)
      AUV at End of Period                    $7.86      $9.37
      Number of Accumulation Units
         Outstanding at End of Period       584,089     28,966

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.11     $10.00 (11)
      AUV at End of Period                    $6.37      $8.11
      Number of Accumulation Units
         Outstanding at End of Period       127,145      5,341

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.30      $7.85     $10.00 (11)
      AUV at End of Period                    $4.27      $6.30      $7.85
      Number of Accumulation Units
         Outstanding at End of Period     1,009,408  1,264,693    194,916

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.10     $10.01     $10.24     $10.08     $10.00 (6)
      AUV at End of Period                    $9.84     $10.10     $10.01     $10.24     $10.08
      Number of Accumulation Units
         Outstanding at End of Period     6,193,058  5,836,177  5,140,416  5,053,972  1,630,971

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.23     $11.72     $13.13     $11.11     $10.00 (6)
      AUV at End of Period                    $8.05     $10.23     $11.72     $13.13     $11.11
      Number of Accumulation Units
         Outstanding at End of Period     4,911,149  5,825,877  6,006,923  4,797,771  1,527,698

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.39     $10.00 (11)
      AUV at End of Period                    $7.47      $9.39
      Number of Accumulation Units
         Outstanding at End of Period       291,461     27,047

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.72     $10.00 (11)
      AUV at End of Period                    $9.36     $10.72
      Number of Accumulation Units
         Outstanding at End of Period       983,243    170,276

   PROFUND VP BULL
      AUV at Beginning of Period              $8.90     $10.00 (10)
      AUV at End of Period                    $6.67      $8.90
      Number of Accumulation Units
         Outstanding at End of Period     1,231,933    805,047

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.27     $10.00 (10)
      AUV at End of Period                    $6.05      $8.27
      Number of Accumulation Units
         Outstanding at End of Period       257,910      8,429

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.43     $10.00 (10)
      AUV at End of Period                    $7.21      $9.43
      Number of Accumulation Units
         Outstanding at End of Period     1,755,936  1,134,989

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.41      $8.56     $10.00 (9)
      AUV at End of Period                    $4.12      $5.41      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       535,933    294,591     65,551

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002

                                            2002        2001        2000
                                            ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99      $10.00 (5)
      AUV at End of Period                   $7.34      $10.99
      Number of Accumulation Units
         Outstanding at End of Period      226,139      23,503

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.59      $10.00 (7)
      AUV at End of Period                   $7.83       $9.59
      Number of Accumulation Units
         Outstanding at End of Period      321,872

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.27      $10.00 (7)
      AUV at End of Period                   $6.37       $9.27
      Number of Accumulation Units
         Outstanding at End of Period      534,217


   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.83      $10.78      $10.52
      AUV at End of Period                   $8.14       $9.83      $10.78
      Number of Accumulation Units
         Outstanding at End of Period       41,974      72,907      70,287


   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.20      $11.41      $11.52
      AUV at End of Period                   $6.56       $9.20      $11.41
      Number of Accumulation Units
         Outstanding at End of Period       41,998      48,568      46,533

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.39      $10.98      $10.27
      AUV at End of Period                   $7.55      $10.39      $10.98
      Number of Accumulation Units
         Outstanding at End of Period        6,936       7,205       4,780

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.69      $11.04       $9.95
      AUV at End of Period                  $12.72      $11.69      $11.04
      Number of Accumulation Units
         Outstanding at End of Period        2,441       2,442       2,299

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.12      $13.34      $15.07
      AUV at End of Period                   $8.67      $13.12      $13.34
      Number of Accumulation Units
         Outstanding at End of Period        1,318       1,322       1,108

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.64      $18.85      $21.70 (1)
      AUV at End of Period                   $9.86      $14.64      $18.85
      Number of Accumulation Units
         Outstanding at End of Period    1,870,965   2,160,544   1,797,957

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.59      $17.17      $20.13 (1)
      AUV at End of Period                  $10.06      $14.59      $17.17
      Number of Accumulation Units
         Outstanding at End of Period    1,918,853   1,780,512   1,239,023

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period            $10.01      $10.54      $10.00 (1)
      AUV at End of Period                   $7.52      $10.01      $10.54
      Number of Accumulation Units
         Outstanding at End of Period    6,465,372   4,561,875   1,537,946

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.43      $20.08      $22.29 (1)
      AUV at End of Period                  $13.71      $17.43      $20.08
      Number of Accumulation Units
         Outstanding at End of Period    2,246,690   1,775,926     965,140

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.82      $18.35      $23.69 (1)
      AUV at End of Period                  $13.09      $17.82      $18.35
      Number of Accumulation Units
         Outstanding at End of Period    2,987,431   2,714,045   1,586,595

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.07       $7.57      $11.66 (1)
      AUV at End of Period                   $6.22       $7.07       $7.57
      Number of Accumulation Units
         Outstanding at End of Period    1,365,017   1,495,431     760,058

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $18.25      $19.38      $17.48 (1)
      AUV at End of Period                  $14.92      $18.25      $19.38
      Number of Accumulation Units
         Outstanding at End of Period    1,201,589     833,753     472,034

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.09       $9.88      $10.00 (3)
      AUV at End of Period                   $7.22       $9.09       $9.88
      Number of Accumulation Units
         Outstanding at End of Period    1,947,601     959,092     131,431

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.61      $10.00 (4)
      AUV at End of Period                   $4.64       $7.61
      Number of Accumulation Units
         Outstanding at End of Period      519,244      89,535

   ING HARD ASSETS
      AUV at Beginning of Period            $14.03      $16.20      $16.12 (1)
      AUV at End of Period                  $13.94      $14.03      $16.20
      Number of Accumulation Units
         Outstanding at End of Period      436,185     144,214      57,353

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.70      $11.43      $15.02 (6)
      AUV at End of Period                   $7.19       $8.70      $11.43
      Number of Accumulation Units
         Outstanding at End of Period    1,834,152   1,624,384   1,257,278

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.87       $9.94      $10.00 (3)
      AUV at End of Period                   $7.04       $8.87       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    2,831,574   1,698,201     170,460

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.32       $8.89      $10.00 (3)
      AUV at End of Period                   $6.07       $8.32       $8.89
      Number of Accumulation Units
         Outstanding at End of Period      610,059     538,057      76,347

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.46      $25.03      $29.44 (1)
      AUV at End of Period                  $14.96      $21.46      $25.03
      Number of Accumulation Units
         Outstanding at End of Period    1,951,375   1,862,499   1,210,622

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.22
      Number of Accumulation Units
         Outstanding at End of Period      106,211

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.84
      Number of Accumulation Units
         Outstanding at End of Period      209,858

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.88      $17.60      $16.56 (1)
      AUV at End of Period                  $19.95      $18.88      $17.60
      Number of Accumulation Units
         Outstanding at End of Period    3,840,533   2,416,706     849,473

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.67      $15.31      $14.70 (1)
      AUV at End of Period                  $15.66      $15.67      $15.31
      Number of Accumulation Units
         Outstanding at End of Period   10,877,063  12,017,917   7,270,477

   ING MARSICO GROWTH
      AUV at Beginning of Period            $15.10      $21.96      $29.12 (1)
      AUV at End of Period                  $10.48      $15.10      $21.96
      Number of Accumulation Units
         Outstanding at End of Period    5,599,657   6,476,226   4,730,311

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.37
      Number of Accumulation Units
         Outstanding at End of Period       91,571

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.97
      Number of Accumulation Units
         Outstanding at End of Period       27,664

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.73      $42.16      $38.56 (1)
      AUV at End of Period                  $16.01      $31.73      $42.16
      Number of Accumulation Units
         Outstanding at End of Period    3,084,372   3,144,090   1,992,588

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.35      $26.30      $26.94 (1)
      AUV at End of Period                  $15.07      $20.35      $26.30
      Number of Accumulation Units
         Outstanding at End of Period    2,475,752   2,427,133   1,500,906

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.47      $20.68      $17.46 (1)
      AUV at End of Period                  $19.15      $20.47      $20.68
      Number of Accumulation Units
         Outstanding at End of Period    4,962,123   3,612,214   1,350,560

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.81      $11.70      $11.44 (1)
      AUV at End of Period                  $12.65      $11.81      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    4,516,490   1,400,922     381,139

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.64      $11.59      $10.00 (1)
      AUV at End of Period                   $8.54      $11.64      $11.59
      Number of Accumulation Units
         Outstanding at End of Period    4,205,676   3,977,598   1,200,520

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.62      $11.26      $10.00 (1)
      AUV at End of Period                   $8.06      $10.62      $11.26
      Number of Accumulation Units
         Outstanding at End of Period    1,674,081   1,224,296     313,828

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.99      $25.84      $20.89 (1)
      AUV at End of Period                  $27.72      $27.99      $25.84
      Number of Accumulation Units
         Outstanding at End of Period    4,380,117   2,279,908     507,008

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.71      $23.74      $20.18 (1)
      AUV at End of Period                  $20.28      $23.71      $23.74
      Number of Accumulation Units
         Outstanding at End of Period    2,137,260   1,599,946     470,889

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period      115,969

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.84
      Number of Accumulation Units
         Outstanding at End of Period      255,201

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.53     $24.81       $25.53 (1)
      AUV at End of Period                  $18.08     $21.53       $24.81
      Number of Accumulation Units
         Outstanding at End of Period    1,951,607  1,737,220    1,073,372

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $28.18     $26.44       $20.64 (1)
      AUV at End of Period                  $27.82     $28.18       $26.44
      Number of Accumulation Units
         Outstanding at End of Period      947,490    414,152      211,380

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.64
      Number of Accumulation Units
         Outstanding at End of Period      665,314

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.79      $10.00 (4)
      AUV at End of Period                   $5.26       $7.79
      Number of Accumulation Units
         Outstanding at End of Period      297,926      83,427

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.35      $10.00 (4)
      AUV at End of Period                   $7.10       $9.35
      Number of Accumulation Units
         Outstanding at End of Period      307,643      91,138

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.33      $10.00 (4)
      AUV at End of Period                   $4.62       $8.33
      Number of Accumulation Units
         Outstanding at End of Period    1,042,746     268,186

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $7.02       $8.75      $10.00 (2)
      AUV at End of Period                   $5.20       $7.02       $8.75
      Number of Accumulation Units
         Outstanding at End of Period      859,281     479,640     169,871

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.27      $10.00 (5)
      AUV at End of Period                   $7.65      $10.27
      Number of Accumulation Units
         Outstanding at End of Period      481,393      38,465

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.44
      Number of Accumulation Units
         Outstanding at End of Period      132,019

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.36      $10.00 (5)
      AUV at End of Period                   $7.85       $9.36
      Number of Accumulation Units
         Outstanding at End of Period      491,869      37,443

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.11      $10.00 (5)
      AUV at End of Period                   $6.37       $8.11
      Number of Accumulation Units
         Outstanding at End of Period      152,798       8,161

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.29       $7.84      $10.00 (2)
      AUV at End of Period                   $4.27       $6.29       $7.84
      Number of Accumulation Units
         Outstanding at End of Period    1,366,874   1,272,891     242,694

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.08      $10.00      $10.16 (1)
      AUV at End of Period                   $9.82      $10.08      $10.00
      Number of Accumulation Units
         Outstanding at End of Period    3,925,320   2,641,283     908,512

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.21      $11.70      $12.52 (1)
      AUV at End of Period                   $8.03      $10.21      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    2,241,996   2,222,192   1,178,840

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.38      $10.00 (5)
      AUV at End of Period                   $7.47       $9.38
      Number of Accumulation Units
         Outstanding at End of Period      295,688       5,663

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71      $10.00 (5)
      AUV at End of Period                   $9.36      $10.71
      Number of Accumulation Units
         Outstanding at End of Period      728,410      98,183

   PROFUND VP BULL
      AUV at Beginning of Period             $8.89      $10.00 (4)
      AUV at End of Period                   $6.66       $8.89
      Number of Accumulation Units
         Outstanding at End of Period    1,271,888     267,236

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.26      $10.00 (4)
      AUV at End of Period                   $6.05       $8.26
      Number of Accumulation Units
         Outstanding at End of Period    1,365,500     568,994

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.43      $10.00 (4)
      AUV at End of Period                   $7.21       $9.43
      Number of Accumulation Units
         Outstanding at End of Period    1,133,339     403,215

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.41       $8.56      $10.00 (3)
      AUV at End of Period                   $4.11       $5.41       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      519,700     385,101      44,024

   FOOTNOTES
   (1)  Fund First Available during October 1993
   (2)  Fund First Available during January 1995
   (3)  Fund First Available during October 1995
   (4)  Fund First Available during January 1996
   (5)  Fund First Available during September 1996
   (6)  Fund First Available during February 1997
   (7)  Fund First Available during May 1998
   (8)  Fund First Available during October 2000
   (9)  Fund First Available during May 2001

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.33     $10.99
      Number of Accumulation Units
         Outstanding at End of Period        43,074     77,645

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58     $10.00 (12)
      AUV at End of Period                    $7.82      $9.58
      Number of Accumulation Units
         Outstanding at End of Period       185,665

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.36      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       219,815

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01     $10.00 (1)
      AUV at End of Period                    $9.80     $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     1,999,022  2,640,192  3,565,531  2,655,079  1,731,615  1,361,070    968,694    152,633

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.51     $17.09     $20.94     $16.94     $15.36     $12.47     $10.00 (3)
      AUV at End of Period                    $9.99     $14.51     $17.09     $20.94     $16.94     $15.36     $12.47
      Number of Accumulation Units
         Outstanding at End of Period     4,478,808  5,716,524  6,622,519  6,210,698  3,474,460  1,288,333    173,758

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.99     $10.53     $10.00 (7)
      AUV at End of Period                    $7.50      $9.99     $10.53
      Number of Accumulation Units
         Outstanding at End of Period     2,128,387  1,783,085    770,213

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49      $9.24 (1)
      AUV at End of Period                   $13.59     $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49
      Number of Accumulation Units
         Outstanding at End of Period     2,796,758  3,208,566  3,496,637  3,306,922  3,354,682  2,721,529  1,375,023

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00     $10.00 (2)
      AUV at End of Period                   $13.00     $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     4,048,976  4,908,965  5,436,275  4,514,345  3,086,639  2,049,765  1,316,663         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.04      $7.55     $11.58      $7.27     $10.00 (6)
      AUV at End of Period                    $6.19      $7.04      $7.55     $11.58      $7.27
      Number of Accumulation Units
         Outstanding at End of Period     1,372,716  1,610,890    991,863    926,115     82,414

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34     $12.40 (1)
      AUV at End of Period                   $14.82     $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34
      Number of Accumulation Units
         Outstanding at End of Period     2,133,007  2,428,124  2,589,777  2,709,066  2,736,311  1,793,172  1,052,064    179,453

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.08      $9.87     $10.00 (9)
      AUV at End of Period                    $7.21      $9.08      $9.87
      Number of Accumulation Units
         Outstanding at End of Period       504,098    261,790    185,852

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00 (13)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00 (14)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.61     $10.00 (10)
      AUV at End of Period                    $4.64      $7.61
      Number of Accumulation Units
         Outstanding at End of Period       109,776     36,477

   ING HARD ASSETS
      AUV at Beginning of Period             $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80     $14.57 (1)
      AUV at End of Period                   $13.76     $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80
      Number of Accumulation Units
         Outstanding at End of Period       561,650    458,820    598,435    696,930    609,087    637,191    341,711     26,605

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.65     $11.37     $15.59     $10.32      $9.95     $10.34     $10.00 (5)
      AUV at End of Period                    $7.14      $8.65     $11.37     $15.59     $10.32      $9.95     $10.34
      Number of Accumulation Units
         Outstanding at End of Period     1,745,092  2,043,470  2,474,741  1,959,321    680,861     36,098

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.86      $9.94     $10.00 (9)
      AUV at End of Period                    $7.03      $8.86      $9.94
      Number of Accumulation Units
         Outstanding at End of Period       719,851    470,484     88,531

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.31      $8.89     $10.00 (9)
      AUV at End of Period                    $6.06      $8.31      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       162,394    158,129     85,716

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55     $14.16 (1)
      AUV at End of Period                   $14.82     $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55
      Number of Accumulation Units
         Outstanding at End of Period     2,915,536  3,688,603  4,174,489  3,839,680  2,787,732  1,772,316  1,106,359    326,610

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        33,208

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.84
      Number of Accumulation Units
         Outstanding at End of Period        31,084

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56     $14.20 (1)
      AUV at End of Period                   $19.73     $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56
      Number of Accumulation Units
         Outstanding at End of Period     3,063,485  2,547,141  1,769,356  1,835,681  1,121,401    462,583    349,417    136,553

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76     $12.63 (1)
      AUV at End of Period                   $15.51     $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76
      Number of Accumulation Units
         Outstanding at End of Period     5,577,966  7,210,822  5,535,947  7,668,618  2,964,038  1,132,057    383,231     93,239

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.01     $21.86     $28.46     $16.22     $12.99     $11.40     $10.00 (4)
      AUV at End of Period                   $10.41     $15.01     $21.86     $28.46     $16.22     $12.99     $11.40
      Number of Accumulation Units
         Outstanding at End of Period     8,151,064 11,192,041 13,563,138 11,168,535  2,452,150    763,169

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.36
      Number of Accumulation Units
         Outstanding at End of Period        69,302

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        18,057

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19     $12.93 (3)
      AUV at End of Period                   $15.88     $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     3,781,798  4,965,396  5,926,553  3,717,261  1,527,665    518,640     56,163

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07     $12.23 (4)
      AUV at End of Period                   $14.95     $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07
      Number of Accumulation Units
         Outstanding at End of Period     4,975,285  6,799,019  7,760,199  7,240,462  3,875,695    816,216

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03     $11.39 (4)
      AUV at End of Period                   $18.99     $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03
      Number of Accumulation Units
         Outstanding at End of Period     5,740,870  6,331,856  6,431,976  6,739,205  3,973,034    746,754

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53     $11.18 (6)
      AUV at End of Period                   $12.55     $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53
      Number of Accumulation Units
         Outstanding at End of Period     2,142,595    813,599    490,810    382,608    119,924        310

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.62     $11.58     $10.00 (7)
      AUV at End of Period                    $8.51     $11.62     $11.58
      Number of Accumulation Units
         Outstanding at End of Period     1,646,987  2,043,716  1,155,496

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.60     $11.25     $10.00 (7)
      AUV at End of Period                    $8.04     $10.60     $11.25
      Number of Accumulation Units
         Outstanding at End of Period       590,391    533,884    198,869

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91     $14.47 (1)
      AUV at End of Period                   $27.37     $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91
      Number of Accumulation Units
         Outstanding at End of Period     4,093,955  3,679,280  3,165,782  3,304,307  2,780,652  1,766,390    952,517    184,364

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38     $15.78 (1)
      AUV at End of Period                   $20.03     $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38
      Number of Accumulation Units
         Outstanding at End of Period     2,226,228  2,377,259  2,237,388  2,523,887  1,980,778  1,485,966  1,117,238    370,515

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        36,457

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.84
      Number of Accumulation Units
         Outstanding at End of Period       135,600

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15     $12.09 (1)
      AUV at End of Period                   $17.94     $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15
      Number of Accumulation Units
         Outstanding at End of Period     6,933,409  8,520,621  9,797,232 10,160,317  7,386,288  3,706,709  1,663,079    300,820

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61     $14.76 (1)
      AUV at End of Period                   $27.47     $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61
      Number of Accumulation Units
         Outstanding at End of Period       784,788    715,123    738,551    742,364    914,501    897,320    384,928     61,143

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.63
      Number of Accumulation Units
         Outstanding at End of Period       290,354

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.78     $10.00 (10)
      AUV at End of Period                    $5.25      $7.78
      Number of Accumulation Units
         Outstanding at End of Period       134,512     19,161

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.34     $10.00 (10)
      AUV at End of Period                    $7.08      $9.34
      Number of Accumulation Units
         Outstanding at End of Period        20,062      7,517

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.32     $10.00 (10)
      AUV at End of Period                    $4.61      $8.32
      Number of Accumulation Units
         Outstanding at End of Period       139,362     61,322

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.01      $8.75     $10.00 (8)
      AUV at End of Period                    $5.19      $7.01      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       142,058    112,981     21,575

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26     $10.00 (11)
      AUV at End of Period                    $7.63     $10.26
      Number of Accumulation Units
         Outstanding at End of Period       166,543    110,902

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.43
      Number of Accumulation Units
         Outstanding at End of Period        28,020

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.36     $10.00 (11)
      AUV at End of Period                    $7.84      $9.36
      Number of Accumulation Units
         Outstanding at End of Period       117,511     23,862

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10     $10.00 (11)
      AUV at End of Period                    $6.36      $8.10
      Number of Accumulation Units
         Outstanding at End of Period        86,524     18,795

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.28      $7.84     $10.00 (11)
      AUV at End of Period                    $4.26      $6.28      $7.84
      Number of Accumulation Units
         Outstanding at End of Period       322,010    417,346     64,129

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.04      $9.97     $10.21     $10.07     $10.00 (6)
      AUV at End of Period                    $9.77     $10.04      $9.97     $10.21     $10.07
      Number of Accumulation Units
         Outstanding at End of Period     3,053,446  3,198,237  3,158,188  3,194,935  1,066,219

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.18     $11.67     $13.10     $11.10     $10.00 (6)
      AUV at End of Period                    $7.99     $10.18     $11.67     $13.10     $11.10
      Number of Accumulation Units
         Outstanding at End of Period     3,392,261  4,054,658  4,659,705  4,371,570    942,738

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.38     $10.00 (11)
      AUV at End of Period                    $7.46      $9.38
      Number of Accumulation Units
         Outstanding at End of Period       144,234     14,633

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71     $10.00 (11)
      AUV at End of Period                    $9.35     $10.71
      Number of Accumulation Units
         Outstanding at End of Period       509,210     27,109

   PROFUND VP BULL
      AUV at Beginning of Period              $8.89     $10.00 (10)
      AUV at End of Period                    $6.65      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       194,394    256,467

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.26     $10.00 (10)
      AUV at End of Period                    $6.04      $8.26
      Number of Accumulation Units
         Outstanding at End of Period       156,756      5,726

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.42     $10.00 (10)
      AUV at End of Period                    $7.19      $9.42
      Number of Accumulation Units
         Outstanding at End of Period       269,440     67,787

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.40      $8.56     $10.00 (9)
      AUV at End of Period                    $4.10      $5.40      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       120,333    101,972     64,843

   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002
   (13) Fund First Available during September 2002
   (14) Fund First Available during December 2002

                                           2002         2001        2000
                                           ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.32       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       25,793        1,821

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.58       $10.00 (7)
      AUV at End of Period                   $7.81        $9.58
      Number of Accumulation Units
         Outstanding at End of Period       70,102           --

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.35        $9.26
      Number of Accumulation Units
         Outstanding at End of Period       69,148           --

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.79       $10.76      $10.51
      AUV at End of Period                   $8.10        $9.79      $10.76
      Number of Accumulation Units
         Outstanding at End of Period        7,686        9,458       6,792

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.17       $11.38      $11.52
      AUV at End of Period                   $6.53        $9.17      $11.38
      Number of Accumulation Units
         Outstanding at End of Period        2,533        3,013       3,426

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.35       $10.96      $10.26
      AUV at End of Period                   $7.51       $10.35      $10.96
      Number of Accumulation Units
         Outstanding at End of Period          942        1,438          --

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.65       $11.02       $9.95
      AUV at End of Period                  $12.65       $11.65      $11.02
      Number of Accumulation Units
         Outstanding at End of Period        1,265          959          --

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.08       $13.32      $15.06
      AUV at End of Period                   $8.63       $13.08      $13.32
      Number of Accumulation Units
         Outstanding at End of Period          507          973         466

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.50       $18.70      $21.56 (1)
      AUV at End of Period                   $9.75       $14.50      $18.70
      Number of Accumulation Units
         Outstanding at End of Period      748,019    1,052,847   1,149,145

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.47       $17.04      $20.01 (1)
      AUV at End of Period                   $9.96       $14.47      $17.04
      Number of Accumulation Units
         Outstanding at End of Period      749,731      826,424     740,611

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.98       $10.53      $10.00 (1)
      AUV at End of Period                   $7.48        $9.98      $10.53
      Number of Accumulation Units
         Outstanding at End of Period    1,328,529    1,370,681     942,003

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.19       $19.83      $22.04 (1)
      AUV at End of Period                  $13.50       $17.19      $19.83
      Number of Accumulation Units
         Outstanding at End of Period      629,168      726,954     648,150

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.66       $18.21      $23.54 (1)
      AUV at End of Period                  $12.95       $17.66      $18.21
      Number of Accumulation Units
         Outstanding at End of Period    1,000,667    1,205,577   1,058,396

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.02        $7.54      $11.63 (1)
      AUV at End of Period                   $6.17        $7.02       $7.54
      Number of Accumulation Units
         Outstanding at End of Period      474,427      673,091     609,636

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $18.06       $19.20      $17.35 (1)
      AUV at End of Period                  $14.74       $18.06      $19.20
      Number of Accumulation Units
         Outstanding at End of Period      259,140      252,946     143,195

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.07        $9.87      $10.00 (3)
      AUV at End of Period                   $7.20        $9.07       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      239,616      264,852      80,992

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period    1,558,992

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.61       $10.00 (4)
      AUV at End of Period                   $4.63        $7.61
      Number of Accumulation Units
         Outstanding at End of Period       18,672       12,070

   ING HARD ASSETS
      AUV at Beginning of Period            $13.76       $15.91      $15.85 (1)
      AUV at End of Period                  $13.64       $13.76      $15.91
      Number of Accumulation Units
         Outstanding at End of Period       62,771       22,850      17,608

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.62       $11.34      $14.93 (6)
      AUV at End of Period                   $7.11        $8.62      $11.34
      Number of Accumulation Units
         Outstanding at End of Period      700,470      812,676     804,897

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.85        $9.94      $10.00 (3)
      AUV at End of Period                   $7.02        $8.85       $9.94
      Number of Accumulation Units
         Outstanding at End of Period      315,170      295,864     128,409

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.30        $8.88      $10.00 (3)
      AUV at End of Period                   $6.05        $8.30       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      123,276      132,268      66,473

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.15       $24.70      $29.09 (1)
      AUV at End of Period                  $14.72       $21.15      $24.70
      Number of Accumulation Units
         Outstanding at End of Period      692,997      938,385     847,242

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period        4,278

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period       14,675

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.51       $17.29      $16.28 (1)
      AUV at End of Period                  $19.53       $18.51      $17.29
      Number of Accumulation Units
         Outstanding at End of Period      629,611      497,060     321,370

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.36       $15.03      $14.45 (1)
      AUV at End of Period                  $15.33       $15.36      $15.03
      Number of Accumulation Units
         Outstanding at End of Period    2,297,033    2,858,557   2,183,030

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.97       $21.80      $28.95 (1)
      AUV at End of Period                  $10.37       $14.97      $21.80
      Number of Accumulation Units
         Outstanding at End of Period    2,302,847    3,005,289   3,020,949

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.36
      Number of Accumulation Units
         Outstanding at End of Period       22,198

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period          755

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.38       $41.76      $38.25 (1)
      AUV at End of Period                  $15.81       $31.38      $41.76
      Number of Accumulation Units
         Outstanding at End of Period    1,067,108    1,323,824   1,290,685

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.13       $26.05      $26.72 (1)
      AUV at End of Period                  $14.88       $20.13      $26.05
      Number of Accumulation Units
         Outstanding at End of Period      838,520    1,029,431     973,963

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.25       $20.48      $17.32 (1)
      AUV at End of Period                  $18.91       $20.25      $20.48
      Number of Accumulation Units
         Outstanding at End of Period      859,682      856,471     597,315

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.68       $11.59      $11.35 (1)
      AUV at End of Period                  $12.49       $11.68      $11.59
      Number of Accumulation Units
         Outstanding at End of Period      689,475      227,627     150,099

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.60       $11.57      $10.00 (1)
      AUV at End of Period                   $8.50       $11.60      $11.57
      Number of Accumulation Units
         Outstanding at End of Period      957,912    1,200,300     819,316

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.59       $11.24      $10.00 (1)
      AUV at End of Period                   $8.02       $10.59      $11.24
      Number of Accumulation Units
         Outstanding at End of Period      330,088      353,861     202,765

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.45       $25.38      $20.54 (1)
      AUV at End of Period                  $27.14       $27.45      $25.38
      Number of Accumulation Units
         Outstanding at End of Period      639,977      495,196     185,069

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.25       $23.31      $19.85 (1)
      AUV at End of Period                  $19.86       $23.25      $23.31
      Number of Accumulation Units
         Outstanding at End of Period      375,191      398,072     225,138

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       16,318

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period       27,705

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.26       $24.54      $25.28 (1)
      AUV at End of Period                  $17.83       $21.26      $24.54
      Number of Accumulation Units
         Outstanding at End of Period      478,280      529,164     440,779

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.63       $25.97      $20.30 (1)
      AUV at End of Period                  $27.24       $27.63      $25.97
      Number of Accumulation Units
         Outstanding at End of Period      149,145      107,794      86,644

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.63
      Number of Accumulation Units
         Outstanding at End of Period       48,128

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $5.24        $7.78
      Number of Accumulation Units
         Outstanding at End of Period       30,250       17,747

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.34       $10.00 (4)
      AUV at End of Period                   $7.08        $9.34
      Number of Accumulation Units
         Outstanding at End of Period       17,210        4,692

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.32       $10.00 (4)
      AUV at End of Period                   $4.61        $8.32
      Number of Accumulation Units
         Outstanding at End of Period       48,063       59,196

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $7.00        $8.74      $10.00 (2)
      AUV at End of Period                   $5.18        $7.00       $8.74
      Number of Accumulation Units
         Outstanding at End of Period      116,508      135,472      85,307

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.63       $10.26
      Number of Accumulation Units
         Outstanding at End of Period       35,810        3,133

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.43
      Number of Accumulation Units
         Outstanding at End of Period        1,464

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.36       $10.00 (5)
      AUV at End of Period                   $7.83        $9.36
      Number of Accumulation Units
         Outstanding at End of Period       44,676        8,703

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.10       $10.00 (5)
      AUV at End of Period                   $6.35        $8.10
      Number of Accumulation Units
         Outstanding at End of Period       18,052          960

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.27        $7.84      $10.00 (2)
      AUV at End of Period                   $4.25        $6.27       $7.84
      Number of Accumulation Units
         Outstanding at End of Period      222,330      244,934      92,165

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.03        $9.96      $10.13 (1)
      AUV at End of Period                   $9.75       $10.03       $9.96
      Number of Accumulation Units
         Outstanding at End of Period      657,118      673,993     498,509

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.16       $11.66      $12.49 (1)
      AUV at End of Period                   $7.97       $10.16      $11.66
      Number of Accumulation Units
         Outstanding at End of Period      562,721      614,802     624,891

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.38       $10.00 (5)
      AUV at End of Period                   $7.45        $9.38
      Number of Accumulation Units
         Outstanding at End of Period       62,576        4,756

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.34       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      113,225        4,960

   PROFUND VP BULL
      AUV at Beginning of Period             $8.88       $10.00 (4)
      AUV at End of Period                   $6.64        $8.88
      Number of Accumulation Units
         Outstanding at End of Period      117,319      117,895

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.26       $10.00 (4)
      AUV at End of Period                   $6.03        $8.26
      Number of Accumulation Units
         Outstanding at End of Period       42,457        4,340

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.42       $10.00 (4)
      AUV at End of Period                   $7.19        $9.42
      Number of Accumulation Units
         Outstanding at End of Period       72,217       43,781

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.40        $8.56      $10.00 (3)
      AUV at End of Period                   $4.10        $5.40       $8.56
      Number of Accumulation Units
         Outstanding at End of Period       46,748       42,844      58,710

   FOOTNOTES
   (1)  Fund First Available during October 1993
   (2)  Fund First Available during January 1995
   (3)  Fund First Available during October 1995
   (4)  Fund First Available during January 1996
   (5)  Fund First Available during September 1996
   (6)  Fund First Available during February 1997
   (7)  Fund First Available during May 1998
   (8)  Fund First Available during October 2000
   (9)  Fund First Available during May 2001

                                            2002        2001         2000         1999        1998         1997
                                            ----        ----         ----         ----        ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99      $10.00 (8)
      AUV at End of Period                   $7.32      $10.99
      Number of Accumulation Units
         Outstanding at End of Period       94,533      51,753

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.58 (9)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period      338,456

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.26 (9)
      AUV at End of Period                   $6.34
      Number of Accumulation Units
         Outstanding at End of Period      256,321

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.77      $10.74       $10.70
      AUV at End of Period                   $8.07       $9.77       $10.74       $10.70
      Number of Accumulation Units
         Outstanding at End of Period        3,095      17,516       18,669        7,153

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.14      $11.37       $11.78
      AUV at End of Period                   $6.50       $9.14       $11.37       $11.78
      Number of Accumulation Units
         Outstanding at End of Period        2,843       5,671        6,673        4,420

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.33      $10.94       $10.54
      AUV at End of Period                   $7.49      $10.33       $10.94       $10.54
      Number of Accumulation Units
         Outstanding at End of Period        2,055       3,508        3,904          493

   GALAXY VIP QUALITY PLUS BON
      AUV at Beginning of Period            $11.62      $11.01        $9.92
      AUV at End of Period                  $12.61      $11.62       $11.01        $9.92
      Number of Accumulation Units
         Outstanding at End of Period          262          --           --           --

   GALAXY VIP SMALL CO. GROWTH
      AUV at Beginning of Period            $13.05      $13.30       $14.86
      AUV at End of Period                              $13.05       $13.30       $14.86
      Number of Accumulation Units
         Outstanding at End of Period           --          --           --           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.41      $18.60       $21.61       $14.07      $14.20       $14.04 (1)
      AUV at End of Period                   $9.68      $14.41       $18.60       $21.61      $14.07       $14.20
      Number of Accumulation Units
         Outstanding at End of Period    2,578,304   3,613,809    4,283,690    3,050,566     827,478       49,579

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.38      $16.96       $20.82       $16.87      $15.32       $15.92 (1)
      AUV at End of Period                   $9.89      $14.38       $16.96       $20.82      $16.87       $15.32
      Number of Accumulation Units
         Outstanding at End of Period    6,139,683   7,379,706    8,274,067    7,450,250   2,741,016      253,937

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.96      $10.52       $10.00 (4)
      AUV at End of Period                   $7.46       $9.96       $10.52
      Number of Accumulation Units
         Outstanding at End of Period    4,117,977   3,260,905      961,611

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.03      $19.67       $23.42       $14.59      $11.47       $12.34 (1)
      AUV at End of Period                  $13.36      $17.03       $19.67       $23.42      $14.59       $11.47
      Number of Accumulation Units
         Outstanding at End of Period    1,143,491     922,271      565,653      139,357      67,979        3,479

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.55      $18.12       $22.55       $15.23      $12.81       $13.78 (1)
      AUV at End of Period                  $12.86      $17.55       $18.12       $22.55      $15.23       $12.81
      Number of Accumulation Units
         Outstanding at End of Period    4,163,678   4,881,594    4,812,017    3,698,983   1,326,706      106,014

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.00       $7.51       $11.54        $7.26      $10.00 (2)
      AUV at End of Period                   $6.14       $7.00        $7.51       $11.54       $7.26
      Number of Accumulation Units
         Outstanding at End of Period    1,283,289   1,380,292    1,788,602    1,344,877     111,872

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.92      $19.08       $17.84       $18.06      $18.09       $18.67 (1)
      AUV at End of Period                  $14.61      $17.92       $19.08       $17.84      $18.06       $18.09
      Number of Accumulation Units
         Outstanding at End of Period    2,165,514   2,414,646    2,230,349    1,956,244   1,201,314      118,902

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.06       $9.87       $10.00 (6)
      AUV at End of Period                   $7.18       $9.06        $9.87
      Number of Accumulation Units
         Outstanding at End of Period    1,210,499     722,319      285,263

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60      $10.00 (7)
      AUV at End of Period                   $4.63       $7.60
      Number of Accumulation Units
         Outstanding at End of Period      151,985      87,897

   ING HARD ASSETS
      AUV at Beginning of Period            $13.58      $15.72       $16.78       $13.84      $19.99       $23.34 (1)
      AUV at End of Period                  $13.45      $13.58       $15.72       $16.78      $13.84       $19.99
      Number of Accumulation Units
         Outstanding at End of Period      968,858     474,626      861,668      565,254     210,821       13,179

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.57      $11.29       $15.50       $10.27       $9.92       $11.60 (1)
      AUV at End of Period                   $7.07       $8.57       $11.29       $15.50      $10.27        $9.92
      Number of Accumulation Units
         Outstanding at End of Period    4,107,916   4,631,066    5,326,265    4,663,701   1,736,713       72,955

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.84       $9.94       $10.00 (6)
      AUV at End of Period                   $7.00       $8.84        $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,909,357   1,431,165      283,250

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.29       $8.88       $10.00 (6)
      AUV at End of Period                   $6.04       $8.29        $8.88
      Number of Accumulation Units
         Outstanding at End of Period      327,690     389,304      131,190

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.94      $24.48       $29.38       $23.98      $21.65       $21.57 (1)
      AUV at End of Period                  $14.56      $20.94       $24.48       $29.38      $23.98       $21.65
      Number of Accumulation Units
         Outstanding at End of Period    3,453,225   4,160,509    4,496,266    3,574,165   1,023,965       69,625

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period       52,606

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period      166,809

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.30      $17.11       $16.15       $16.25      $15.47       $15.29 (1)
      AUV at End of Period                  $19.29      $18.30       $17.11       $16.15      $16.25       $15.47
      Number of Accumulation Units
         Outstanding at End of Period    4,436,723   3,653,891    2,442,971    2,267,799     937,378       19,171

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.21      $14.90       $14.29       $13.88      $13.44       $13.33 (1)
      AUV at End of Period                  $15.17      $15.21       $14.90       $14.29      $13.88       $13.44
      Number of Accumulation Units
         Outstanding at End of Period    8,964,021  10,759,451    7,933,970   11,002,422   3,069,965      370,411

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.88      $21.70       $28.29       $16.16      $12.96       $15.10 (1)
      AUV at End of Period                  $10.30      $14.88       $21.70       $28.29      $16.16       $12.96
      Number of Accumulation Units
         Outstanding at End of Period   11,094,010  15,394,399   18,166,964   15,200,893   2,354,359      238,200

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       94,260

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       44,257

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.15      $41.50       $39.02       $22.17      $18.36       $18.79 (1)
      AUV at End of Period                  $15.68      $31.15       $41.50       $39.02      $22.17       $18.36
      Number of Accumulation Units
         Outstanding at End of Period    4,651,810   5,852,720    6,423,422    4,433,020   1,235,725       48,347

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.98      $25.89       $27.58       $22.59      $18.67       $19.15 (1)
      AUV at End of Period                  $14.76      $19.98       $25.89       $27.58      $22.59       $18.67
      Number of Accumulation Units
         Outstanding at End of Period    6,172,512   7,706,339    8,763,560    8,143,208   3,674,201      162,677

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.10      $20.35       $17.77       $17.49      $15.94       $15.68 (1)
      AUV at End of Period                  $18.75      $20.10       $20.35       $17.77      $17.49       $15.94
      Number of Accumulation Units
         Outstanding at End of Period    8,722,390   9,559,263    9,095,577    9,101,946   3,874,736      152,264

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.60      $11.52       $11.60       $12.92      $11.75       $11.87 (1)
      AUV at End of Period                  $12.39      $11.60       $11.52       $11.60      $12.92       $11.75
      Number of Accumulation Units
         Outstanding at End of Period    4,423,426   1,576,247      774,738      619,047     194,008        6,455

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.58      $11.56       $10.00 (4)
      AUV at End of Period                   $8.47      $11.58       $11.56
      Number of Accumulation Units
         Outstanding at End of Period    3,652,428   3,995,359    1,620,720

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.57      $11.23       $10.00 (4)
      AUV at End of Period                   $8.00      $10.57       $11.23
      Number of Accumulation Units
         Outstanding at End of Period    1,371,277   1,410,056      234,838

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.09      $25.07       $20.91       $19.90      $19.11       $18.96 (1)
      AUV at End of Period                  $26.76      $27.09       $25.07       $20.91      $19.90       $19.11
      Number of Accumulation Units
         Outstanding at End of Period    5,387,391   4,693,130    3,237,449    3,118,319   1,727,706      108,930

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.94      $23.03       $20.74       $21.26      $19.97       $19.99 (1)
      AUV at End of Period                  $19.58      $22.94       $23.03       $20.74      $21.26       $19.97
      Number of Accumulation Units
         Outstanding at End of Period    3,360,009   3,203,914    2,552,793    2,294,951     744,367       35,954

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       62,876

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period      222,557

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.08      $24.36       $25.31       $22.22      $19.81       $19.05 (1)
      AUV at End of Period                  $17.67      $21.08       $24.36       $25.31      $22.22       $19.81
      Number of Accumulation Units
         Outstanding at End of Period    7,350,028   8,865,678    9,922,551    9,473,482   4,305,084      179,402

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.27      $25.65       $19.92       $21.07      $24.76       $24.56 (1)
      AUV at End of Period                  $26.86      $27.27       $25.65       $19.92      $21.07       $24.76
      Number of Accumulation Units
         Outstanding at End of Period      977,818     801,893      826,871      554,454     426,516       45,472

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      707,083

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.78      $10.00 (7)
      AUV at End of Period                   $5.23       $7.78
      Number of Accumulation Units
         Outstanding at End of Period      151,543      51,380

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33      $10.00 (7)
      AUV at End of Period                   $7.07       $9.33
      Number of Accumulation Units
         Outstanding at End of Period      125,575      76,114

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31      $10.00 (7)
      AUV at End of Period                   $4.60       $8.31
      Number of Accumulation Units
         Outstanding at End of Period      483,572     188,338

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.99       $8.74       $10.00 (5)
      AUV at End of Period                   $5.16       $6.99        $8.74
      Number of Accumulation Units
         Outstanding at End of Period      361,647     247,751       28,853

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26      $10.00 (8)
      AUV at End of Period                   $7.62      $10.26
      Number of Accumulation Units
         Outstanding at End of Period      493,958     367,187

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       30,007

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35      $10.00 (8)
      AUV at End of Period                   $7.82       $9.35
      Number of Accumulation Units
         Outstanding at End of Period      182,156      45,911

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.10      $10.00 (8)
      AUV at End of Period                   $6.34       $8.10
      Number of Accumulation Units
         Outstanding at End of Period      103,374       6,689

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.26       $7.83       $10.00 (5)
      AUV at End of Period                   $4.24       $6.26        $7.83
      Number of Accumulation Units
         Outstanding at End of Period      840,344   1,001,520       75,572

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.99       $9.93       $10.19       $10.06      $10.00 (3)
      AUV at End of Period                   $9.70       $9.99        $9.93       $10.19      $10.06
      Number of Accumulation Units
         Outstanding at End of Period    5,428,136   5,191,930    4,861,886    5,486,600   1,558,466

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.12      $11.62       $13.06       $11.09      $10.00 (3)
      AUV at End of Period                   $7.94      $10.12       $11.62       $13.06      $11.09
      Number of Accumulation Units
         Outstanding at End of Period    5,327,508   6,170,622    6,920,736    7,321,127   1,911,521

   PIONEER FUND VCT II
      AUV at Beginning of Period             $9.37      $10.00 (8)
      AUV at End of Period                   $7.44       $9.37
      Number of Accumulation Units
         Outstanding at End of Period      297,005      27,155

   PIONEER MID CAP VALUE II
      AUV at Beginning of Period            $10.71      $10.00 (8)
      AUV at End of Period                   $9.33      $10.71
      Number of Accumulation Units
         Outstanding at End of Period      796,391      55,679

   PROFUND VP BULL
      AUV at Beginning of Period             $8.88      $10.00 (7)
      AUV at End of Period                   $6.63       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      342,070     353,534

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25      $10.00 (7)
      AUV at End of Period                   $6.02       $8.25
      Number of Accumulation Units
         Outstanding at End of Period      181,953      13,357

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41      $10.00 (7)
      AUV at End of Period                   $7.17       $9.41
      Number of Accumulation Units
         Outstanding at End of Period      499,606   128,298.0

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period             $5.39       $8.56       $10.00 (6)
      AUV at End of Period                   $4.09       $5.39        $8.56
      Number of Accumulation Units
         Outstanding at End of Period      393,653     214,255       15,695

   FOOTNOTES
   (1)  Fund First Available during October 1997
   (2)  Fund First Available during February 1998
   (3)  Fund First Available during May 1998
   (4)  Fund First Available during February 2000
   (5)  Fund First Available during May 2000
   (6)  Fund First Available during October 2000
   (7)  Fund First Available during May 2001
   (8)  Fund First Available during November 2001
   (9)  Fund First Available during May 2002
   (10) Fund First Available during September 2002
   (11) Fund First Available during December 2002

                                           2002         2001        2000
                                           ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.31       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       76,299        4,183

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.79        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      139,297

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.34        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      138,235

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.37       $18.55      $21.42 (1)
      AUV at End of Period                   $9.64       $14.37      $18.55
      Number of Accumulation Units
         Outstanding at End of Period      398,841      327,852     149,363

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.34       $16.92      $19.90 (1)
      AUV at End of Period                   $9.86       $14.34      $16.92
      Number of Accumulation Units
         Outstanding at End of Period      616,586      395,575     116,196

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.95       $10.51      $10.00 (1)
      AUV at End of Period                   $7.45        $9.95      $10.51
      Number of Accumulation Units
         Outstanding at End of Period    2,719,021    1,513,414     177,361

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.95       $19.59      $21.80 (1)
      AUV at End of Period                  $13.29       $16.95      $19.59
      Number of Accumulation Units
         Outstanding at End of Period      592,153      361,440     138,197

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.49       $18.07      $23.40 (1)
      AUV at End of Period                  $12.82       $17.49      $18.07
      Number of Accumulation Units
         Outstanding at End of Period      857,078      525,394     140,651

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.98        $7.50      $11.60 (1)
      AUV at End of Period                   $6.13        $6.98       $7.50
      Number of Accumulation Units
         Outstanding at End of Period      256,922      138,408      35,033

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.87       $19.03      $17.21 (1)
      AUV at End of Period                  $14.56       $17.87      $19.03
      Number of Accumulation Units
         Outstanding at End of Period      307,027      174,298      10,293

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.05        $9.87      $10.00 (3)
      AUV at End of Period                   $7.17        $9.05       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      839,244      335,910      10,627

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      171,909

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.62        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      181,315       69,117

   ING HARD ASSETS
      AUV at Beginning of Period            $13.49       $15.62      $15.59 (1)
      AUV at End of Period                  $13.36       $13.49      $15.62
      Number of Accumulation Units
         Outstanding at End of Period      120,308       30,794      18,820

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.55       $11.26      $14.84 (6)
      AUV at End of Period                   $7.04        $8.55      $11.26
      Number of Accumulation Units
         Outstanding at End of Period      261,177      100,590

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.83        $9.94      $10.00 (3)
      AUV at End of Period                   $6.99        $8.83       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,307,256      638,396      21,427

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.29        $8.88      $10.00 (3)
      AUV at End of Period                   $6.03        $8.29       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      292,321      197,279       5,866

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.84       $24.38      $28.75 (1)
      AUV at End of Period                  $14.48       $20.84      $24.38
      Number of Accumulation Units
         Outstanding at End of Period      577,200      446,323     109,154

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period        9,890

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period       72,176

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.15       $16.97      $16.01 (1)
      AUV at End of Period                  $19.12       $18.15      $16.97
      Number of Accumulation Units
         Outstanding at End of Period    1,001,053      342,317      73,720

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.06       $14.76      $14.21 (1)
      AUV at End of Period                  $15.01       $15.06      $14.76
      Number of Accumulation Units
         Outstanding at End of Period    1,590,576    1,500,979     293,515

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.84       $21.65      $28.78 (1)
      AUV at End of Period                  $10.27       $14.84      $21.65
      Number of Accumulation Units
         Outstanding at End of Period    1,379,116    1,104,093     437,723

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       16,519

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       16,838

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.04       $41.37      $37.94 (1)
      AUV at End of Period                  $15.61       $31.04      $41.37
      Number of Accumulation Units
         Outstanding at End of Period      911,394      577,692     162,554

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.91       $25.81      $26.51 (1)
      AUV at End of Period                  $14.70       $19.91      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      792,216      588,415     160,258

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.03       $20.29      $17.18 (1)
      AUV at End of Period                  $18.68       $20.03      $20.29
      Number of Accumulation Units
         Outstanding at End of Period    1,806,441      934,682     102,750

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.56       $11.48      $11.26 (1)
      AUV at End of Period                  $12.34       $11.56      $11.48
      Number of Accumulation Units
         Outstanding at End of Period    1,446,385      328,948      16,895

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.57       $11.56      $10.00 (1)
      AUV at End of Period                   $8.46       $11.57      $11.56
      Number of Accumulation Units
         Outstanding at End of Period    1,438,659      902,603      98,842

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.56       $11.23      $10.00 (1)
      AUV at End of Period                   $7.99       $10.56      $11.23
      Number of Accumulation Units
         Outstanding at End of Period      534,293      384,799      11,867

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.91       $24.92      $20.20 (1)
      AUV at End of Period                  $26.57       $26.91      $24.92
      Number of Accumulation Units
         Outstanding at End of Period    1,345,841      531,690      15,600

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.79       $22.89      $19.52 (1)
      AUV at End of Period                  $19.44       $22.79      $22.89
      Number of Accumulation Units
         Outstanding at End of Period      773,224      387,753      30,890

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period       20,988

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period       53,323

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.99       $24.27      $25.04 (1)
      AUV at End of Period                  $17.58       $20.99      $24.27
      Number of Accumulation Units
         Outstanding at End of Period      616,373      485,828     119,426

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.09       $25.50      $19.96 (1)
      AUV at End of Period                  $26.67       $27.09      $25.50
      Number of Accumulation Units
         Outstanding at End of Period      271,009      101,334      25,056

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      218,867

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.77       $10.00 (4)
      AUV at End of Period                   $5.23        $7.77
      Number of Accumulation Units
         Outstanding at End of Period      149,494       27,449

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33       $10.00 (4)
      AUV at End of Period                   $7.06        $9.33
      Number of Accumulation Units
         Outstanding at End of Period      102,496       24,770

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31       $10.00 (4)
      AUV at End of Period                   $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period      454,392       79,268

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.98        $8.73      $10.00 (2)
      AUV at End of Period                   $5.16        $6.98       $8.73
      Number of Accumulation Units
         Outstanding at End of Period      349,871      169,312       7,369

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.61       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      271,523       16,016

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       41,608

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.82        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      110,702        3,522

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.34        $8.09
      Number of Accumulation Units
         Outstanding at End of Period       94,266        3,860

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.26        $7.83      $10.00 (2)
      AUV at End of Period                   $4.23        $6.26       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      565,738      273,112      19,630

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.97        $9.92      $10.10 (1)
      AUV at End of Period                   $9.68        $9.97       $9.92
      Number of Accumulation Units
         Outstanding at End of Period    1,004,330      489,627      64,046

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.10       $11.61      $12.46 (1)
      AUV at End of Period                   $7.92       $10.10      $11.61
      Number of Accumulation Units
         Outstanding at End of Period      777,892      441,295      70,828

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.43        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      135,708        2,197

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.32       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      218,154        5,378

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.63        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      185,752       27,580

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.02        $8.25
      Number of Accumulation Units
         Outstanding at End of Period      105,640       38,959

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.17        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      182,536       19,151

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.08        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      235,552      146,027       7,516

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                           2002         2001        2000
                                           ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (5)
      AUV at End of Period                   $7.31       $10.98
      Number of Accumulation Units
         Outstanding at End of Period      144,579        7,111

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.79        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      178,752

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.25       $10.00 (7)
      AUV at End of Period                   $6.33        $9.25
      Number of Accumulation Units
         Outstanding at End of Period      244,586          652

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.75       $10.73      $10.51
      AUV at End of Period                   $8.05        $9.75      $10.73
      Number of Accumulation Units
         Outstanding at End of Period        6,393       11,977      18,516

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.12       $11.36      $11.51
      AUV at End of Period                   $6.48        $9.12      $11.36
      Number of Accumulation Units
         Outstanding at End of Period        9,491       14,708      14,623

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.31       $10.93      $10.25
      AUV at End of Period                   $7.46       $10.31      $10.93
      Number of Accumulation Units
         Outstanding at End of Period          778          785       7,086

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.60       $10.99       $9.94
      AUV at End of Period                  $12.57       $11.60      $10.99
      Number of Accumulation Units
         Outstanding at End of Period        2,995        1,476          --

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.02       $13.28      $15.05
      AUV at End of Period                   $8.57       $13.02      $13.28
      Number of Accumulation Units
         Outstanding at End of Period        1,382          793         627

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.32       $18.50      $21.37 (1)
      AUV at End of Period                   $9.61       $14.32      $18.50
      Number of Accumulation Units
         Outstanding at End of Period    1,196,567    1,447,650   1,203,898

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.30       $16.88      $19.86 (1)
      AUV at End of Period                   $9.82       $14.30      $16.88
      Number of Accumulation Units
         Outstanding at End of Period    1,761,535    1,586,391   1,171,869

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.94       $10.51      $10.00 (1)
      AUV at End of Period                   $7.44        $9.94      $10.51
      Number of Accumulation Units
         Outstanding at End of Period    5,103,821    3,603,942   1,403,629

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.87       $19.51      $21.72 (1)
      AUV at End of Period                  $13.23       $16.87      $19.51
      Number of Accumulation Units
         Outstanding at End of Period    1,564,288    1,137,846     621,115

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.44       $18.03      $23.35 (1)
      AUV at End of Period                  $12.77       $17.44      $18.03
      Number of Accumulation Units
         Outstanding at End of Period    2,319,410    1,876,959   1,163,996

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.97        $7.49      $11.58 (1)
      AUV at End of Period                   $6.11        $6.97       $7.49
      Number of Accumulation Units
         Outstanding at End of Period      690,414      640,405     549,427

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.80       $18.97      $17.17 (1)
      AUV at End of Period                  $14.50       $17.80      $18.97
      Number of Accumulation Units
         Outstanding at End of Period      923,702      706,803     298,983

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.05        $9.87      $10.00 (3)
      AUV at End of Period                   $7.17        $9.05       $9.87
      Number of Accumulation Units
         Outstanding at End of Period    1,611,467      815,848      55,360

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      508,431

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period        1,187

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.62        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      220,935       46,906

   ING HARD ASSETS
      AUV at Beginning of Period            $13.40       $15.53      $15.50 (1)
      AUV at End of Period                  $13.26       $13.40      $15.53
      Number of Accumulation Units
         Outstanding at End of Period      302,602       94,214      42,632

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.52       $11.23      $14.81 (6)
      AUV at End of Period                   $7.02        $8.52      $11.23
      Number of Accumulation Units
         Outstanding at End of Period    1,565,175    1,182,590   1,033,869

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.83        $9.93      $10.00 (3)
      AUV at End of Period                   $6.99        $8.83       $9.93
      Number of Accumulation Units
         Outstanding at End of Period    2,513,592    1,282,147     148,807

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.28        $8.88      $10.00 (3)
      AUV at End of Period                   $6.02        $8.28       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      401,444      319,420      62,575

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.74       $24.27      $28.64 (1)
      AUV at End of Period                  $14.41       $20.74      $24.27
      Number of Accumulation Units
         Outstanding at End of Period    1,643,362    1,587,677     981,676

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.20
      Number of Accumulation Units
         Outstanding at End of Period       51,442

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period       95,249

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.03       $16.87      $15.92 (1)
      AUV at End of Period                  $18.99       $18.03      $16.87
      Number of Accumulation Units
         Outstanding at End of Period    2,793,640    1,730,153     507,893

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.96       $14.67      $14.13 (1)
      AUV at End of Period                  $14.91       $14.96      $14.67
      Number of Accumulation Units
         Outstanding at End of Period   10,613,768    9,752,616   2,657,053

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.79       $21.59      $28.72 (1)
      AUV at End of Period                  $10.23       $14.79      $21.59
      Number of Accumulation Units
         Outstanding at End of Period    4,731,610    5,132,970   3,791,737

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       53,879

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.95
      Number of Accumulation Units
         Outstanding at End of Period       27,465

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.92       $41.24      $37.84 (1)
      AUV at End of Period                  $15.55       $30.92      $41.24
      Number of Accumulation Units
         Outstanding at End of Period    2,356,960    2,066,676   1,240,675

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.84       $25.72      $26.43 (1)
      AUV at End of Period                  $14.64       $19.84      $25.72
      Number of Accumulation Units
         Outstanding at End of Period    2,132,959    1,666,295   1,007,294

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.96       $20.22      $17.13 (1)
      AUV at End of Period                  $18.60       $19.96      $20.22
      Number of Accumulation Units
         Outstanding at End of Period    3,921,173  2,673,135.0   836,664.0

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.51       $11.44      $11.23 (1)
      AUV at End of Period                  $12.29       $11.51      $11.44
      Number of Accumulation Units
         Outstanding at End of Period    3,457,226      958,057     183,531

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.56       $11.55      $10.00 (1)
      AUV at End of Period                   $8.45       $11.56      $11.55
      Number of Accumulation Units
         Outstanding at End of Period    3,308,447    2,722,089     780,053

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.55       $11.22      $10.00 (1)
      AUV at End of Period                   $7.98       $10.55      $11.22
      Number of Accumulation Units
         Outstanding at End of Period    1,333,387      820,331     145,735

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.74       $24.77      $20.08 (1)
      AUV at End of Period                  $26.38       $26.74      $24.77
      Number of Accumulation Units
         Outstanding at End of Period    3,716,910    1,927,531     400,243

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.64       $22.75      $19.41 (1)
      AUV at End of Period                  $19.30       $22.64      $22.75
      Number of Accumulation Units
         Outstanding at End of Period    1,769,554  1,103,377.0   311,484.0

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period       37,952

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.82
      Number of Accumulation Units
         Outstanding at End of Period      133,794

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.91       $24.18      $24.96 (1)
      AUV at End of Period                  $17.50       $20.91      $24.18
      Number of Accumulation Units
         Outstanding at End of Period    1,678,851    1,489,476     803,307

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $26.91       $25.34      $19.85 (1)
      AUV at End of Period                  $26.48       $26.91      $25.34
      Number of Accumulation Units
         Outstanding at End of Period      639,504      310,014      77,442

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      616,917

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.77       $10.00 (4)
      AUV at End of Period                   $5.23        $7.77
      Number of Accumulation Units
         Outstanding at End of Period      178,992       74,652

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33       $10.00 (4)
      AUV at End of Period                   $7.05        $9.33
      Number of Accumulation Units
         Outstanding at End of Period      190,988      102,246

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31       $10.00 (4)
      AUV at End of Period                   $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period      696,664      222,328

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.98        $8.73      $10.00 (2)
      AUV at End of Period                   $5.15        $6.98       $8.73
      Number of Accumulation Units
         Outstanding at End of Period      598,428      468,772      84,578

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.25       $10.00 (5)
      AUV at End of Period                   $7.61       $10.25
      Number of Accumulation Units
         Outstanding at End of Period      375,102       25,836

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       54,250

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.81        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      284,060       18,560

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.33        $8.09
      Number of Accumulation Units
         Outstanding at End of Period      167,758       16,134

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.25        $7.82      $10.00 (2)
      AUV at End of Period                   $4.23        $6.25       $7.82
      Number of Accumulation Units
         Outstanding at End of Period      934,116    1,102,268      89,929

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.95        $9.90      $10.09 (1)
      AUV at End of Period                   $9.66        $9.95       $9.90
      Number of Accumulation Units
         Outstanding at End of Period    3,639,545    1,847,566     631,991

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.08       $11.59      $12.45 (1)
      AUV at End of Period                   $7.90       $10.08      $11.59
      Number of Accumulation Units
         Outstanding at End of Period    1,932,333    1,789,954   1,176,897

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.43        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      229,508       22,142

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.32       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      503,892       23,811

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.62        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      475,785      244,571

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.24       $10.00 (4)
      AUV at End of Period                   $6.01        $8.24
      Number of Accumulation Units
         Outstanding at End of Period      103,963       39,270

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.40       $10.00 (4)
      AUV at End of Period                   $7.16        $9.40
      Number of Accumulation Units
         Outstanding at End of Period      420,431      132,361

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.38        $8.55      $10.00 (3)
      AUV at End of Period                   $4.08        $5.38       $8.55
      Number of Accumulation Units
         Outstanding at End of Period      360,089      212,147      12,698

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                           2002         2001        2000
                                           ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (5)
      AUV at End of Period                   $7.30       $10.98
      Number of Accumulation Units
         Outstanding at End of Period      237,698      119,539

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.78        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      250,947

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.25       $10.00 (7)
      AUV at End of Period                   $6.33        $9.25
      Number of Accumulation Units
         Outstanding at End of Period      473,547

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.72       $10.71      $10.50
      AUV at End of Period                                $9.72      $10.71
      Number of Accumulation Units
         Outstanding at End of Period           --           --          --

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.10       $11.34      $11.50
      AUV at End of Period                   $6.46        $9.10      $11.34
      Number of Accumulation Units
         Outstanding at End of Period        2,067           --          --

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.28       $10.92      $10.25
      AUV at End of Period                   $7.44       $10.28      $10.92
      Number of Accumulation Units
         Outstanding at End of Period          520           --          --

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.57       $10.98       $9.93
      AUV at End of Period                               $11.57      $10.98
      Number of Accumulation Units
         Outstanding at End of Period           --           --          --

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $12.99       $13.27      $15.05
      AUV at End of Period                   $8.55       $12.99      $13.27
      Number of Accumulation Units
         Outstanding at End of Period           98           99         100

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.23       $18.40      $21.27 (1)
      AUV at End of Period                   $9.54       $14.23      $18.40
      Number of Accumulation Units
         Outstanding at End of Period    1,357,779    1,475,163   1,103,423

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.21       $16.80      $19.78 (1)
      AUV at End of Period                   $9.76       $14.21      $16.80
      Number of Accumulation Units
         Outstanding at End of Period    1,863,528    1,557,259     874,247

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.92       $10.50      $10.00 (1)
      AUV at End of Period                   $7.42        $9.92      $10.50
      Number of Accumulation Units
         Outstanding at End of Period    6,279,537    4,320,851     993,651

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.72       $19.34      $21.56 (1)
      AUV at End of Period                  $13.09       $16.72      $19.34
      Number of Accumulation Units
         Outstanding at End of Period    1,515,003    1,118,604     522,271

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.34       $17.94      $23.25 (1)
      AUV at End of Period                  $12.68       $17.34      $17.94
      Number of Accumulation Units
         Outstanding at End of Period    2,389,036    1,918,122     825,516

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.94        $7.47      $11.56 (1)
      AUV at End of Period                   $6.08        $6.94       $7.47
      Number of Accumulation Units
         Outstanding at End of Period      847,173      509,513     259,187

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.68       $18.85      $17.08 (1)
      AUV at End of Period                  $14.38       $17.68      $18.85
      Number of Accumulation Units
         Outstanding at End of Period      983,703      665,936     162,505

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.04        $9.87      $10.00 (3)
      AUV at End of Period                   $7.15        $9.04       $9.87
      Number of Accumulation Units
         Outstanding at End of Period    2,302,131    1,385,134      89,462

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.59       $10.00 (4)
      AUV at End of Period                   $4.61        $7.59
      Number of Accumulation Units
         Outstanding at End of Period      447,885      162,626

   ING HARD ASSETS
      AUV at Beginning of Period            $13.22       $15.34      $15.33 (1)
      AUV at End of Period                  $13.08       $13.22      $15.34
      Number of Accumulation Units
         Outstanding at End of Period      932,327      315,574     227,856

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.47       $11.18      $14.76 (6)
      AUV at End of Period                   $6.97        $8.47      $11.18
      Number of Accumulation Units
         Outstanding at End of Period    1,470,429    1,055,368     685,944

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.82        $9.93      $10.00 (3)
      AUV at End of Period                   $6.97        $8.82       $9.93
      Number of Accumulation Units
         Outstanding at End of Period    3,186,621    2,016,515     113,353

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.27        $8.88      $10.00 (3)
      AUV at End of Period                   $6.01        $8.27       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      520,898      420,371      83,761

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.53       $24.06      $28.41 (1)
      AUV at End of Period                  $14.25       $20.53      $24.06
      Number of Accumulation Units
         Outstanding at End of Period    2,091,213    1,748,122     969,120

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.20
      Number of Accumulation Units
         Outstanding at End of Period      138,594

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period      155,620

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.80       $16.67      $15.74 (1)
      AUV at End of Period                  $18.72       $17.80      $16.67
      Number of Accumulation Units
         Outstanding at End of Period    2,647,005    1,441,971     273,264

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.77       $14.50      $13.97 (1)
      AUV at End of Period                  $14.70       $14.77      $14.50
      Number of Accumulation Units
         Outstanding at End of Period    7,015,870    6,235,817   2,132,811

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.71       $21.49      $28.61 (1)
      AUV at End of Period                  $10.16       $14.71      $21.49
      Number of Accumulation Units
         Outstanding at End of Period    4,149,074    4,093,894   2,741,325

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.34
      Number of Accumulation Units
         Outstanding at End of Period       94,083

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.95
      Number of Accumulation Units
         Outstanding at End of Period       62,915

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.70       $40.98      $37.63 (1)
      AUV at End of Period                  $15.42       $30.70      $40.98
      Number of Accumulation Units
         Outstanding at End of Period    2,751,561    2,275,455   1,099,617

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.69       $25.56      $26.29 (1)
      AUV at End of Period                  $14.51       $19.69      $25.56
      Number of Accumulation Units
         Outstanding at End of Period    2,110,645    1,829,741     807,166

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.81       $20.10      $17.04 (1)
      AUV at End of Period                  $18.44       $19.81      $20.10
      Number of Accumulation Units
         Outstanding at End of Period    4,012,552    2,637,734     506,976

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.43       $11.37      $11.17 (1)
      AUV at End of Period                  $12.19       $11.43      $11.37
      Number of Accumulation Units
         Outstanding at End of Period    5,600,337    1,352,337     101,577

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.54       $11.54      $10.00 (1)
      AUV at End of Period                   $8.42       $11.54      $11.54
      Number of Accumulation Units
         Outstanding at End of Period    5,615,264    4,291,401     986,100

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.53       $11.21      $10.00 (1)
      AUV at End of Period                   $7.95       $10.53      $11.21
      Number of Accumulation Units
         Outstanding at End of Period    2,079,377    1,766,107     191,223

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.39       $24.47      $19.86 (1)
      AUV at End of Period                  $26.01       $26.39      $24.47
      Number of Accumulation Units
         Outstanding at End of Period    3,927,375    1,940,881     183,884

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.35       $22.48      $19.19 (1)
      AUV at End of Period                  $19.03       $22.35      $22.48
      Number of Accumulation Units
         Outstanding at End of Period    2,273,204    1,364,874     238,986

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.79
      Number of Accumulation Units
         Outstanding at End of Period       67,606

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.82
      Number of Accumulation Units
         Outstanding at End of Period      201,786

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.73       $24.00      $24.80 (1)
      AUV at End of Period                  $17.34       $20.73      $24.00
      Number of Accumulation Units
         Outstanding at End of Period    1,920,555    1,546,448     713,282

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $26.56       $25.04      $19.63 (1)
      AUV at End of Period                  $26.11       $26.56      $25.04
      Number of Accumulation Units
         Outstanding at End of Period      768,503      474,135     192,508

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.61
      Number of Accumulation Units
         Outstanding at End of Period      456,891

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.76       $10.00 (4)
      AUV at End of Period                   $5.22        $7.76
      Number of Accumulation Units
         Outstanding at End of Period      355,700      182,159

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.32       $10.00 (4)
      AUV at End of Period                   $7.04        $9.32
      Number of Accumulation Units
         Outstanding at End of Period      295,511      117,705

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.30       $10.00 (4)
      AUV at End of Period                   $4.58        $8.30
      Number of Accumulation Units
         Outstanding at End of Period    1,196,797      253,382

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.96        $8.72      $10.00 (2)
      AUV at End of Period                   $5.14        $6.96       $8.72
      Number of Accumulation Units
         Outstanding at End of Period    1,083,707      477,958      68,648

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.25       $10.00 (5)
      AUV at End of Period                   $7.59       $10.25
      Number of Accumulation Units
         Outstanding at End of Period      736,096      289,358

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.41
      Number of Accumulation Units
         Outstanding at End of Period      100,699

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.34       $10.00 (5)
      AUV at End of Period                   $7.80        $9.34
      Number of Accumulation Units
         Outstanding at End of Period      407,036       18,432

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.32        $8.09
      Number of Accumulation Units
         Outstanding at End of Period      173,346       23,627

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.24        $7.82      $10.00 (2)
      AUV at End of Period                   $4.22        $6.24       $7.82
      Number of Accumulation Units
         Outstanding at End of Period    1,916,839    1,029,815     152,003

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.91        $9.88      $10.07 (1)
      AUV at End of Period                   $9.61        $9.91       $9.88
      Number of Accumulation Units
         Outstanding at End of Period    3,093,339    1,858,684     386,288

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.04       $11.56      $12.42 (1)
      AUV at End of Period                   $7.86       $10.04      $11.56
      Number of Accumulation Units
         Outstanding at End of Period    1,702,075    1,325,932     829,397

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.36       $10.00 (5)
      AUV at End of Period                   $7.42        $9.36
      Number of Accumulation Units
         Outstanding at End of Period      562,117       47,468

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.31       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      740,867       72,420

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.61        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      491,042      103,369

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.24       $10.00 (4)
      AUV at End of Period                   $6.00        $8.24
      Number of Accumulation Units
         Outstanding at End of Period      218,083       19,682

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.40       $10.00 (4)
      AUV at End of Period                   $7.15        $9.40
      Number of Accumulation Units
         Outstanding at End of Period      374,258       47,995

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.37        $8.55      $10.00 (3)
      AUV at End of Period                   $4.07        $5.37       $8.55
      Number of Accumulation Units
         Outstanding at End of Period      636,058      320,126      28,074

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                            2002         2001
                                            ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (2)
      AUV at End of Period                   $7.29       $10.98
      Number of Accumulation Units
         Outstanding at End of Period        2,381           --

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57 (4)
      AUV at End of Period                   $7.77
      Number of Accumulation Units
         Outstanding at End of Period        9,459

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.25 (4)
      AUV at End of Period                   $6.32
      Number of Accumulation Units
         Outstanding at End of Period        7,613

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.19       $16.41 (1)
      AUV at End of Period                   $9.50       $14.19
      Number of Accumulation Units
         Outstanding at End of Period          431           32

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.17       $16.21 (1)
      AUV at End of Period                               $14.17
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.91       $10.53 (1)
      AUV at End of Period                   $7.41        $9.91
      Number of Accumulation Units
         Outstanding at End of Period          686           --

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.64       $19.44 (1)
      AUV at End of Period                               $16.64
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.28       $17.66 (1)
      AUV at End of Period                  $12.64       $17.28
      Number of Accumulation Units
         Outstanding at End of Period        1,453           --

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.93        $7.35 (1)
      AUV at End of Period                                $6.93
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.61       $19.31 (1)
      AUV at End of Period                  $14.32       $17.61
      Number of Accumulation Units
         Outstanding at End of Period        5,517           --

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.03        $9.47 (1)
      AUV at End of Period                   $7.14        $9.03
      Number of Accumulation Units
         Outstanding at End of Period        1,419           --

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      402,294

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.59       $10.00 (1)
      AUV at End of Period                                $7.59
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING HARD ASSETS
      AUV at Beginning of Period            $13.14       $15.45 (1)
      AUV at End of Period                               $13.14
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.45        $9.82 (3)
      AUV at End of Period                                $8.45
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.81        $9.65 (1)
      AUV at End of Period                   $6.96        $8.81
      Number of Accumulation Units
         Outstanding at End of Period        5,288           --

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.27        $8.98 (1)
      AUV at End of Period                                $8.27
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.43       $23.18 (1)
      AUV at End of Period                               $20.43
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.19
      Number of Accumulation Units
         Outstanding at End of Period          467

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period        2,108

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.71       $17.02 (1)
      AUV at End of Period                  $18.62       $17.71
      Number of Accumulation Units
         Outstanding at End of Period        6,405          994

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.72       $14.61 (1)
      AUV at End of Period                  $14.64       $14.72
      Number of Accumulation Units
         Outstanding at End of Period       19,321           92

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.66       $19.14 (1)
      AUV at End of Period                  $10.13       $14.66
      Number of Accumulation Units
         Outstanding at End of Period        1,801           30

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.58       $39.64 (1)
      AUV at End of Period                  $15.35       $30.58
      Number of Accumulation Units
         Outstanding at End of Period        1,308           15

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.62       $23.34 (1)
      AUV at End of Period                  $14.45       $19.62
      Number of Accumulation Units
         Outstanding at End of Period        1,027           23

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.74       $20.20 (1)
      AUV at End of Period                  $18.37       $19.74
      Number of Accumulation Units
         Outstanding at End of Period       19,958          470

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.39       $10.99 (1)
      AUV at End of Period                  $12.13       $11.39
      Number of Accumulation Units
         Outstanding at End of Period       32,108           --

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.53       $12.25 (1)
      AUV at End of Period                   $8.41       $11.53
      Number of Accumulation Units
         Outstanding at End of Period        3,105          778

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.52       $11.49 (1)
      AUV at End of Period                   $7.94       $10.52
      Number of Accumulation Units
         Outstanding at End of Period        2,596          847

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.21       $26.07 (1)
      AUV at End of Period                  $25.83       $26.21
      Number of Accumulation Units
         Outstanding at End of Period       12,095           --

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.20       $22.61 (1)
      AUV at End of Period                  $18.90       $22.20
      Number of Accumulation Units
         Outstanding at End of Period          193           --

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.64       $21.93 (1)
      AUV at End of Period                  $17.26       $20.64
      Number of Accumulation Units
         Outstanding at End of Period          835           23

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $26.39       $24.63 (1)
      AUV at End of Period                  $25.92       $26.39
      Number of Accumulation Units
         Outstanding at End of Period          696           --

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.76       $10.11 (1)
      AUV at End of Period                                $7.76
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.32       $10.11 (1)
      AUV at End of Period                                $9.32
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.30       $10.01 (1)
      AUV at End of Period                   $4.58        $8.30
      Number of Accumulation Units
         Outstanding at End of Period          345           --

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.96        $8.35 (1)
      AUV at End of Period                   $5.13        $6.96
      Number of Accumulation Units
         Outstanding at End of Period        1,003           --

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.25       $10.00 (2)
      AUV at End of Period                   $7.59       $10.25
      Number of Accumulation Units
         Outstanding at End of Period        2,088           --

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.41
      Number of Accumulation Units
         Outstanding at End of Period          758

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.34       $10.00 (2)
      AUV at End of Period                   $7.79        $9.34
      Number of Accumulation Units
         Outstanding at End of Period          667           --

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (2)
      AUV at End of Period                   $6.32        $8.09
      Number of Accumulation Units
         Outstanding at End of Period        2,188           --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.24        $7.20 (1)
      AUV at End of Period                   $4.21        $6.24
      Number of Accumulation Units
         Outstanding at End of Period        5,385           --

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.90        $9.83 (1)
      AUV at End of Period                   $9.59        $9.90
      Number of Accumulation Units
         Outstanding at End of Period        4,447           --

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.03       $11.01 (1)
      AUV at End of Period                               $10.03
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.36       $10.00 (2)
      AUV at End of Period                   $7.41        $9.36
      Number of Accumulation Units
         Outstanding at End of Period        6,687           --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (2)
      AUV at End of Period                               $10.71
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   PROFUND VP BULL
      AUV at Beginning of Period             $8.86       $10.00 (1)
      AUV at End of Period                   $6.61        $8.86
      Number of Accumulation Units
         Outstanding at End of Period          305           --

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.24       $10.05 (1)
      AUV at End of Period                                $8.24
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.39       $10.00 (1)
      AUV at End of Period                                $9.39
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period             $5.37        $7.30 (1)
      AUV at End of Period                   $4.06        $5.37
      Number of Accumulation Units
         Outstanding at End of Period        3,559           --

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

                                             2002        2001
                                             ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.05%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98      $10.00 (2)
      AUV at End of Period                   $7.28      $10.98
      Number of Accumulation Units
         Outstanding at End of Period       36,436         270

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.56 (4)
      AUV at End of Period                   $7.76
      Number of Accumulation Units
         Outstanding at End of Period       18,936

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.24 (4)
      AUV at End of Period                   $6.31
      Number of Accumulation Units
         Outstanding at End of Period        4,842

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.10      $16.32 (1)
      AUV at End of Period                   $9.43      $14.10
      Number of Accumulation Units
         Outstanding at End of Period       22,032       9,284

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.09      $16.13 (1)
      AUV at End of Period                   $9.66      $14.09
      Number of Accumulation Units
         Outstanding at End of Period       30,975      13,857

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.89      $10.52 (1)
      AUV at End of Period                   $7.39       $9.89
      Number of Accumulation Units
         Outstanding at End of Period      153,495      64,872

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.48      $19.28 (1)
      AUV at End of Period                  $12.89      $16.48
      Number of Accumulation Units
         Outstanding at End of Period       44,003      24,750

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.18      $17.56 (1)
      AUV at End of Period                  $12.55      $17.18
      Number of Accumulation Units
         Outstanding at End of Period       61,290      28,016

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.90       $7.33 (1)
      AUV at End of Period                   $6.04       $6.90
      Number of Accumulation Units
         Outstanding at End of Period       45,609      32,140

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.49      $19.19 (1)
      AUV at End of Period                  $14.21      $17.49
      Number of Accumulation Units
         Outstanding at End of Period       20,452      15,882

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.02       $9.47 (1)
      AUV at End of Period                   $7.12       $9.02
      Number of Accumulation Units
         Outstanding at End of Period       78,294      30,405

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.58      $10.00 (1)
      AUV at End of Period                   $4.60       $7.58
      Number of Accumulation Units
         Outstanding at End of Period       41,859       9,038

   ING HARD ASSETS
      AUV at Beginning of Period            $12.96      $15.25 (1)
      AUV at End of Period                  $12.80      $12.96
      Number of Accumulation Units
         Outstanding at End of Period       23,532       8,523

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.40       $9.77 (3)
      AUV at End of Period                   $6.90       $8.40
      Number of Accumulation Units
         Outstanding at End of Period        8,795          --

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.80       $9.64 (1)
      AUV at End of Period                   $6.95       $8.80
      Number of Accumulation Units
         Outstanding at End of Period      132,024      41,232

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.25       $8.97 (1)
      AUV at End of Period                   $5.99       $8.25
      Number of Accumulation Units
         Outstanding at End of Period       13,630       7,008

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.23      $22.97 (1)
      AUV at End of Period                  $14.02      $20.23
      Number of Accumulation Units
         Outstanding at End of Period       41,942      17,631

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.19
      Number of Accumulation Units
         Outstanding at End of Period        1,613

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period        5,346

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.48      $16.81 (1)
      AUV at End of Period                  $18.36      $17.48
      Number of Accumulation Units
         Outstanding at End of Period      115,925      33,099

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.53      $14.43 (1)
      AUV at End of Period                  $14.43      $14.53
      Number of Accumulation Units
         Outstanding at End of Period      327,509     329,210

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.58      $19.04 (1)
      AUV at End of Period                  $10.06      $14.58
      Number of Accumulation Units
         Outstanding at End of Period       60,337      37,525

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.33
      Number of Accumulation Units
         Outstanding at End of Period        5,396

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.36      $39.38 (1)
      AUV at End of Period                  $15.22      $30.36
      Number of Accumulation Units
         Outstanding at End of Period       59,471      32,214

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.48      $23.19 (1)
      AUV at End of Period                  $14.33      $19.48
      Number of Accumulation Units
         Outstanding at End of Period       52,294      25,925

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.59      $20.07 (1)
      AUV at End of Period                  $18.21      $19.59
      Number of Accumulation Units
         Outstanding at End of Period      108,560      48,787

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.30      $10.92 (1)
      AUV at End of Period                  $12.03      $11.30
      Number of Accumulation Units
         Outstanding at End of Period      134,070      45,492

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.50      $12.23 (1)
      AUV at End of Period                   $8.39      $11.50
      Number of Accumulation Units
         Outstanding at End of Period      186,269     101,330

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.49      $11.48 (1)
      AUV at End of Period                   $7.92      $10.49
      Number of Accumulation Units
         Outstanding at End of Period       88,534      50,349

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.87      $25.75 (1)
      AUV at End of Period                  $25.46      $25.87
      Number of Accumulation Units
         Outstanding at End of Period      122,476      43,670

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $21.91      $22.33 (1)
      AUV at End of Period                  $18.63      $21.91
      Number of Accumulation Units
         Outstanding at End of Period       69,736      27,313

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.81
      Number of Accumulation Units
         Outstanding at End of Period        5,968

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.47      $21.76 (1)
      AUV at End of Period                  $17.09      $20.47
      Number of Accumulation Units
         Outstanding at End of Period       40,928      20,784

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $26.04      $24.32 (1)
      AUV at End of Period                  $25.56      $26.04
      Number of Accumulation Units
         Outstanding at End of Period       28,955       8,514

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                  $10.60
      Number of Accumulation Units
         Outstanding at End of Period        9,277

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.76      $10.11 (1)
      AUV at End of Period                   $5.20       $7.76
      Number of Accumulation Units
         Outstanding at End of Period        4,918       6,308

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.31      $10.11 (1)
      AUV at End of Period                   $7.02       $9.31
      Number of Accumulation Units
         Outstanding at End of Period       18,132      11,483

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.30      $10.01 (1)
      AUV at End of Period                   $4.57       $8.30
      Number of Accumulation Units
         Outstanding at End of Period       54,433      21,418

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.95       $8.34 (1)
      AUV at End of Period                   $5.12       $6.95
      Number of Accumulation Units
         Outstanding at End of Period       39,021      30,234

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.24      $10.00 (2)
      AUV at End of Period                   $7.58      $10.24
      Number of Accumulation Units
         Outstanding at End of Period       15,338         332

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.40
      Number of Accumulation Units
         Outstanding at End of Period        3,612

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.34      $10.00 (2)
      AUV at End of Period                   $7.78       $9.34
      Number of Accumulation Units
         Outstanding at End of Period       36,848          --

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.08      $10.00 (2)
      AUV at End of Period                   $6.31       $8.08
      Number of Accumulation Units
         Outstanding at End of Period          814          --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.23       $7.19 (1)
      AUV at End of Period                   $4.20       $6.23
      Number of Accumulation Units
         Outstanding at End of Period       22,367      21,785

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.86       $9.80 (1)
      AUV at End of Period                   $9.54       $9.86
      Number of Accumulation Units
         Outstanding at End of Period      186,396      54,726

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $9.99      $10.97 (1)
      AUV at End of Period                   $7.80       $9.99
      Number of Accumulation Units
         Outstanding at End of Period       24,969      10,158

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.36      $10.00 (2)
      AUV at End of Period                   $7.40       $9.36
      Number of Accumulation Units
         Outstanding at End of Period        8,141          --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.70      $10.00 (2)
      AUV at End of Period                   $9.29      $10.70
      Number of Accumulation Units
         Outstanding at End of Period       28,194         660

   PROFUND VP BULL
      AUV at Beginning of Period             $8.86      $10.00 (1)
      AUV at End of Period                   $6.59       $8.86
      Number of Accumulation Units
         Outstanding at End of Period       29,583       5,613

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.23      $10.05 (1)
      AUV at End of Period                   $5.98       $8.23
      Number of Accumulation Units
         Outstanding at End of Period        8,144      15,188

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.39      $10.00 (1)
      AUV at End of Period                   $7.13       $9.39
      Number of Accumulation Units
         Outstanding at End of Period        7,373      12,960

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.36       $7.29 (1)
      AUV at End of Period                   $4.05       $5.36
      Number of Accumulation Units
         Outstanding at End of Period       34,977      11,906

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

                                            2002         2001
                                            ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (2)
      AUV at End of Period                   $7.28       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       11,618           --

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.56 (4)
      AUV at End of Period                   $7.75
      Number of Accumulation Units
         Outstanding at End of Period       54,904

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.24 (4)
      AUV at End of Period                   $6.31
      Number of Accumulation Units
         Outstanding at End of Period      107,165

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.05       $16.27 (1)
      AUV at End of Period                   $9.40       $14.05
      Number of Accumulation Units
         Outstanding at End of Period       63,802       21,990

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.05       $16.08 (1)
      AUV at End of Period                   $9.62       $14.05
      Number of Accumulation Units
         Outstanding at End of Period      184,179       63,924

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.88       $10.51 (1)
      AUV at End of Period                   $7.37        $9.88
      Number of Accumulation Units
         Outstanding at End of Period      916,295      261,939

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.41       $19.19 (1)
      AUV at End of Period                  $12.82       $16.41
      Number of Accumulation Units
         Outstanding at End of Period      210,411       72,320

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.12       $17.51 (1)
      AUV at End of Period                  $12.50       $17.12
      Number of Accumulation Units
         Outstanding at End of Period      350,649       77,139

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.89        $7.32 (1)
      AUV at End of Period                   $6.02        $6.89
      Number of Accumulation Units
         Outstanding at End of Period       87,622       52,358

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.43       $19.13 (1)
      AUV at End of Period                  $14.15       $17.43
      Number of Accumulation Units
         Outstanding at End of Period      131,099       34,231

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.01        $9.46 (1)
      AUV at End of Period                   $7.12        $9.01
      Number of Accumulation Units
         Outstanding at End of Period      492,026       76,525

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.58       $10.00 (1)
      AUV at End of Period                   $4.59        $7.58
      Number of Accumulation Units
         Outstanding at End of Period      141,023       23,594

   ING HARD ASSETS
      AUV at Beginning of Period            $12.88       $15.16 (1)
      AUV at End of Period                  $12.71       $12.88
      Number of Accumulation Units
         Outstanding at End of Period       43,248        2,531

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.37        $9.74 (3)
      AUV at End of Period                   $6.87        $8.37
      Number of Accumulation Units
         Outstanding at End of Period      132,383        2,399

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.79        $9.64 (1)
      AUV at End of Period                   $6.94        $8.79
      Number of Accumulation Units
         Outstanding at End of Period      584,691      164,770

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.25        $8.97 (1)
      AUV at End of Period                   $5.98        $8.25
      Number of Accumulation Units
         Outstanding at End of Period       96,355       38,065

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.13       $22.86 (1)
      AUV at End of Period                  $13.94       $20.13
      Number of Accumulation Units
         Outstanding at End of Period      132,556       41,070

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.19
      Number of Accumulation Units
         Outstanding at End of Period        6,369

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       37,674

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.36       $16.70 (1)
      AUV at End of Period                  $18.23       $17.36
      Number of Accumulation Units
         Outstanding at End of Period      187,662       63,527

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.43       $14.34 (1)
      AUV at End of Period                  $14.33       $14.43
      Number of Accumulation Units
         Outstanding at End of Period      514,409      261,606

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.53       $18.99 (1)
      AUV at End of Period                  $10.02       $14.53
      Number of Accumulation Units
         Outstanding at End of Period      311,442      126,140

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.33
      Number of Accumulation Units
         Outstanding at End of Period       15,878

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.94
      Number of Accumulation Units
         Outstanding at End of Period        8,896

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.25       $39.25 (1)
      AUV at End of Period                  $15.16       $30.25
      Number of Accumulation Units
         Outstanding at End of Period      309,801       93,233

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.40       $23.11 (1)
      AUV at End of Period                  $14.27       $19.40
      Number of Accumulation Units
         Outstanding at End of Period      215,283       85,348

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.52       $20.00 (1)
      AUV at End of Period                  $18.14       $19.52
      Number of Accumulation Units
         Outstanding at End of Period      687,305      203,036

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.26       $10.88 (1)
      AUV at End of Period                  $11.98       $11.26
      Number of Accumulation Units
         Outstanding at End of Period      836,451      221,684

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.49       $12.23 (1)
      AUV at End of Period                   $8.37       $11.49
      Number of Accumulation Units
         Outstanding at End of Period      892,250      225,937

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.48       $11.47 (1)
      AUV at End of Period                   $7.91       $10.48
      Number of Accumulation Units
         Outstanding at End of Period      294,204      136,482

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.70       $25.59 (1)
      AUV at End of Period                  $25.28       $25.70
      Number of Accumulation Units
         Outstanding at End of Period      442,657       92,605

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $21.77       $22.19 (1)
      AUV at End of Period                  $18.50       $21.77
      Number of Accumulation Units
         Outstanding at End of Period      425,112      107,272

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.78
      Number of Accumulation Units
         Outstanding at End of Period       10,422

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.80
      Number of Accumulation Units
         Outstanding at End of Period       40,258

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.39       $21.68 (1)
      AUV at End of Period                  $17.01       $20.39
      Number of Accumulation Units
         Outstanding at End of Period      180,352       51,722

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.87       $24.17 (1)
      AUV at End of Period                  $25.38       $25.87
      Number of Accumulation Units
         Outstanding at End of Period       77,757        7,350

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                  $10.59
      Number of Accumulation Units
         Outstanding at End of Period       20,543

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.75       $10.11 (1)
      AUV at End of Period                   $5.20        $7.75
      Number of Accumulation Units
         Outstanding at End of Period       68,491        6,269

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.31       $10.11 (1)
      AUV at End of Period                   $7.02        $9.31
      Number of Accumulation Units
         Outstanding at End of Period       41,229       10,474

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.29       $10.01 (1)
      AUV at End of Period                   $4.57        $8.29
      Number of Accumulation Units
         Outstanding at End of Period      249,714       45,115

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.94        $8.34 (1)
      AUV at End of Period                   $5.11        $6.94
      Number of Accumulation Units
         Outstanding at End of Period      138,853       46,282

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.24       $10.00 (2)
      AUV at End of Period                   $7.57       $10.24
      Number of Accumulation Units
         Outstanding at End of Period      151,077          466

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.40
      Number of Accumulation Units
         Outstanding at End of Period       40,592

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.33       $10.00 (2)
      AUV at End of Period                   $7.78        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       84,291        3,260

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.08       $10.00 (2)
      AUV at End of Period                   $6.30        $8.08
      Number of Accumulation Units
         Outstanding at End of Period       52,671           --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.22        $7.19 (1)
      AUV at End of Period                   $4.19        $6.22
      Number of Accumulation Units
         Outstanding at End of Period      265,344       70,772

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.84        $9.79 (1)
      AUV at End of Period                   $9.52        $9.84
      Number of Accumulation Units
         Outstanding at End of Period      423,832      118,177

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $9.97       $10.95 (1)
      AUV at End of Period                   $7.79        $9.97
      Number of Accumulation Units
         Outstanding at End of Period      218,962       61,575

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.35       $10.00 (2)
      AUV at End of Period                   $7.39        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       57,294           --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.70       $10.00 (2)
      AUV at End of Period                   $9.29       $10.70
      Number of Accumulation Units
         Outstanding at End of Period      145,463           --

   PROFUND VP BULL
      AUV at Beginning of Period             $8.85       $10.00 (1)
      AUV at End of Period                   $6.59        $8.85
      Number of Accumulation Units
         Outstanding at End of Period       23,783        1,814

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.23       $10.05 (1)
      AUV at End of Period                   $5.98        $8.23
      Number of Accumulation Units
         Outstanding at End of Period       17,650           --

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.39       $10.00 (1)
      AUV at End of Period                   $7.13        $9.39
      Number of Accumulation Units
         Outstanding at End of Period       68,579       12,110

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.36        $7.29 (1)
      AUV at End of Period                   $4.05        $5.36
      Number of Accumulation Units
         Outstanding at End of Period      156,994       86,394

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

                                              2002         2001
                                              ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.15%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (2)
      AUV at End of Period                   $7.27       $10.98
      Number of Accumulation Units
         Outstanding at End of Period        8,919          228

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.56 (4)
      AUV at End of Period                   $7.75
      Number of Accumulation Units
         Outstanding at End of Period       46,318

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.24 (4)
      AUV at End of Period                   $6.30
      Number of Accumulation Units
         Outstanding at End of Period       72,401

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.01       $16.23 (1)
      AUV at End of Period                   $9.36       $14.01
      Number of Accumulation Units
         Outstanding at End of Period       20,219       11,976

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.01       $16.04 (1)
      AUV at End of Period                   $9.59       $14.01
      Number of Accumulation Units
         Outstanding at End of Period       58,703       45,184

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.87       $10.50 (1)
      AUV at End of Period                   $7.36        $9.87
      Number of Accumulation Units
         Outstanding at End of Period      190,461       82,699

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.33       $19.11 (1)
      AUV at End of Period                  $12.75       $16.33
      Number of Accumulation Units
         Outstanding at End of Period       59,805       32,608

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.07       $17.47 (1)
      AUV at End of Period                  $12.46       $17.07
      Number of Accumulation Units
         Outstanding at End of Period       54,702       21,559

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.87        $7.30 (1)
      AUV at End of Period                   $6.01        $6.87
      Number of Accumulation Units
         Outstanding at End of Period       14,127        9,241

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.36       $19.07 (1)
      AUV at End of Period                  $14.09       $17.36
      Number of Accumulation Units
         Outstanding at End of Period       19,840        7,195

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.01        $9.46 (1)
      AUV at End of Period                   $7.11        $9.01
      Number of Accumulation Units
         Outstanding at End of Period       74,631       17,789

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.58       $10.00 (1)
      AUV at End of Period                   $4.59        $7.58
      Number of Accumulation Units
         Outstanding at End of Period       23,046       14,867

   ING HARD ASSETS
      AUV at Beginning of Period            $12.79       $15.06 (1)
      AUV at End of Period                  $12.62       $12.79
      Number of Accumulation Units
         Outstanding at End of Period       11,015        6,076

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.35        $9.72 (3)
      AUV at End of Period                   $6.85        $8.35
      Number of Accumulation Units
         Outstanding at End of Period       28,442           --

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.79        $9.64 (1)
      AUV at End of Period                   $6.93        $8.79
      Number of Accumulation Units
         Outstanding at End of Period      103,609       26,573

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.24        $8.97 (1)
      AUV at End of Period                   $5.97        $8.24
      Number of Accumulation Units
         Outstanding at End of Period        7,583        5,305

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.03       $22.76 (1)
      AUV at End of Period                  $13.87       $20.03
      Number of Accumulation Units
         Outstanding at End of Period       34,166       10,853

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.18
      Number of Accumulation Units
         Outstanding at End of Period        4,137

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period           47

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.25       $16.60 (1)
      AUV at End of Period                  $18.10       $17.25
      Number of Accumulation Units
         Outstanding at End of Period      102,238       14,995

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.34       $14.25 (1)
      AUV at End of Period                  $14.23       $14.34
      Number of Accumulation Units
         Outstanding at End of Period      102,402      131,130

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.49       $18.95 (1)
      AUV at End of Period                   $9.99       $14.49
      Number of Accumulation Units
         Outstanding at End of Period       62,460       50,456

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.33
      Number of Accumulation Units
         Outstanding at End of Period       20,649

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.93
      Number of Accumulation Units
         Outstanding at End of Period          297

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.14       $39.11 (1)
      AUV at End of Period                  $15.10       $30.14
      Number of Accumulation Units
         Outstanding at End of Period       60,108       29,442

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.33       $23.03 (1)
      AUV at End of Period                  $14.21       $19.33
      Number of Accumulation Units
         Outstanding at End of Period       58,224       35,638

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.45       $19.93 (1)
      AUV at End of Period                  $18.06       $19.45
      Number of Accumulation Units
         Outstanding at End of Period      123,964       62,233

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.22       $10.84 (1)
      AUV at End of Period                  $11.93       $11.22
      Number of Accumulation Units
         Outstanding at End of Period      299,610       75,861

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.48       $12.22 (1)
      AUV at End of Period                   $8.36       $11.48
      Number of Accumulation Units
         Outstanding at End of Period      142,958       31,699

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.47       $11.46 (1)
      AUV at End of Period                   $7.89       $10.47
      Number of Accumulation Units
         Outstanding at End of Period       33,194       16,003

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.53       $25.43 (1)
      AUV at End of Period                  $25.10       $25.53
      Number of Accumulation Units
         Outstanding at End of Period      164,221       43,006

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $21.62       $22.05 (1)
      AUV at End of Period                  $18.37       $21.62
      Number of Accumulation Units
         Outstanding at End of Period       90,035       25,078

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.80
      Number of Accumulation Units
         Outstanding at End of Period        1,758

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.30       $21.59 (1)
      AUV at End of Period                  $16.93       $20.30
      Number of Accumulation Units
         Outstanding at End of Period       38,925       13,112

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.70       $24.02 (1)
      AUV at End of Period                  $25.20       $25.70
      Number of Accumulation Units
         Outstanding at End of Period       17,947        6,621

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                  $10.59
      Number of Accumulation Units
         Outstanding at End of Period       45,162

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.75       $10.11 (1)
      AUV at End of Period                   $5.19        $7.75
      Number of Accumulation Units
         Outstanding at End of Period       11,587        2,926

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.31       $10.11 (1)
      AUV at End of Period                   $7.01        $9.31
      Number of Accumulation Units
         Outstanding at End of Period       12,376        4,684

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.29       $10.01 (1)
      AUV at End of Period                   $4.56        $8.29
      Number of Accumulation Units
         Outstanding at End of Period       46,046        6,290

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.93        $8.33 (1)
      AUV at End of Period                   $5.10        $6.93
      Number of Accumulation Units
         Outstanding at End of Period       57,393       20,405

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.24       $10.00 (2)
      AUV at End of Period                   $7.57       $10.24
      Number of Accumulation Units
         Outstanding at End of Period        9,189        1,063

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.40
      Number of Accumulation Units
         Outstanding at End of Period       17,360

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.33       $10.00 (2)
      AUV at End of Period                   $7.77        $9.33
      Number of Accumulation Units
         Outstanding at End of Period        8,074        3,752

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.08       $10.00 (2)
      AUV at End of Period                   $6.30        $8.08
      Number of Accumulation Units
         Outstanding at End of Period       24,927           --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.22        $7.18 (1)
      AUV at End of Period                   $4.19        $6.22
      Number of Accumulation Units
         Outstanding at End of Period       78,264       14,542

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.82        $9.77 (1)
      AUV at End of Period                   $9.50        $9.82
      Number of Accumulation Units
         Outstanding at End of Period       64,823       27,443

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $9.95       $10.94 (1)
      AUV at End of Period                   $7.77        $9.95
      Number of Accumulation Units
         Outstanding at End of Period       59,533       20,309

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.35       $10.00 (2)
      AUV at End of Period                   $7.39        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       19,166           --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.70       $10.00 (2)
      AUV at End of Period                   $9.28       $10.70
      Number of Accumulation Units
         Outstanding at End of Period       25,875           --

   PROFUND VP BULL
      AUV at Beginning of Period             $8.85       $10.00 (1)
      AUV at End of Period                   $6.58        $8.85
      Number of Accumulation Units
         Outstanding at End of Period       32,743          900

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.22       $10.05 (1)
      AUV at End of Period                   $5.97        $8.22
      Number of Accumulation Units
         Outstanding at End of Period        1,104        7,153

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.38       $10.00 (1)
      AUV at End of Period                   $7.12        $9.38
      Number of Accumulation Units
         Outstanding at End of Period       12,461        4,031

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period             $5.36        $7.29 (1)
      AUV at End of Period                   $4.05        $5.36
      Number of Accumulation Units
         Outstanding at End of Period       16,084        3,450

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

                                              2002         2001
                                              ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.25%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.97       $10.00 (2)
      AUV at End of Period                   $7.27       $10.97
      Number of Accumulation Units
         Outstanding at End of Period      109,981          724

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.55 (4)
      AUV at End of Period                   $7.74
      Number of Accumulation Units
         Outstanding at End of Period        7,498

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.23 (4)
      AUV at End of Period                   $6.29
      Number of Accumulation Units
         Outstanding at End of Period       13,477

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $13.92       $16.13 (1)
      AUV at End of Period                   $9.29       $13.92
      Number of Accumulation Units
         Outstanding at End of Period       28,984       32,366

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $13.93       $15.96 (1)
      AUV at End of Period                   $9.52       $13.93
      Number of Accumulation Units
         Outstanding at End of Period       67,393       35,302

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.86       $10.49 (1)
      AUV at End of Period                   $7.34        $9.86
      Number of Accumulation Units
         Outstanding at End of Period      486,302      172,888

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.18       $18.94 (1)
      AUV at End of Period                  $12.62       $16.18
      Number of Accumulation Units
         Outstanding at End of Period      102,390       55,217

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $16.97       $17.37 (1)
      AUV at End of Period                  $12.37       $16.97
      Number of Accumulation Units
         Outstanding at End of Period       69,008       36,881

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.85        $7.28 (1)
      AUV at End of Period                   $5.98        $6.85
      Number of Accumulation Units
         Outstanding at End of Period       39,283       28,075

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.24       $18.95 (1)
      AUV at End of Period                  $13.98       $17.24
      Number of Accumulation Units
         Outstanding at End of Period       48,682       50,098

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $8.99        $9.46 (1)
      AUV at End of Period                   $7.09        $8.99
      Number of Accumulation Units
         Outstanding at End of Period      181,302       78,758

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.57       $10.00 (1)
      AUV at End of Period                   $4.58        $7.57
      Number of Accumulation Units
         Outstanding at End of Period       80,240       12,668

   ING HARD ASSETS
      AUV at Beginning of Period            $12.63       $14.88 (1)
      AUV at End of Period                  $12.44       $12.63
      Number of Accumulation Units
         Outstanding at End of Period       23,773        9,098

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.30        $9.67 (3)
      AUV at End of Period                   $6.80        $8.30
      Number of Accumulation Units
         Outstanding at End of Period       28,307           --

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.78        $9.63 (1)
      AUV at End of Period                   $6.91        $8.78
      Number of Accumulation Units
         Outstanding at End of Period      255,764       80,339

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.23        $8.96 (1)
      AUV at End of Period                   $5.96        $8.23
      Number of Accumulation Units
         Outstanding at End of Period       19,023        5,941

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $19.84       $22.55 (1)
      AUV at End of Period                  $13.72       $19.84
      Number of Accumulation Units
         Outstanding at End of Period       61,196       49,630

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.18
      Number of Accumulation Units
         Outstanding at End of Period        3,184

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period        8,559

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.02       $16.39 (1)
      AUV at End of Period                  $17.84       $17.02
      Number of Accumulation Units
         Outstanding at End of Period      117,720       33,665

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.15       $14.07 (1)
      AUV at End of Period                  $14.03       $14.15
      Number of Accumulation Units
         Outstanding at End of Period      300,238      255,667

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.41       $18.85 (1)
      AUV at End of Period                   $9.92       $14.41
      Number of Accumulation Units
         Outstanding at End of Period      134,110       58,239

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.32
      Number of Accumulation Units
         Outstanding at End of Period        8,470

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $29.91       $38.85 (1)
      AUV at End of Period                  $14.97       $29.91
      Number of Accumulation Units
         Outstanding at End of Period      106,352       50,086

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.19       $22.88 (1)
      AUV at End of Period                  $14.09       $19.19
      Number of Accumulation Units
         Outstanding at End of Period       87,205       49,977

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.30       $19.80 (1)
      AUV at End of Period                  $17.91       $19.30
      Number of Accumulation Units
         Outstanding at End of Period      192,907       77,305

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.14       $10.77 (1)
      AUV at End of Period                  $11.83       $11.14
      Number of Accumulation Units
         Outstanding at End of Period      390,105       70,210

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.46       $12.20 (1)
      AUV at End of Period                   $8.34       $11.46
      Number of Accumulation Units
         Outstanding at End of Period      381,030      202,778

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.45       $11.45 (1)
      AUV at End of Period                   $7.87       $10.45
      Number of Accumulation Units
         Outstanding at End of Period      215,195       96,447

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.20       $25.11 (1)
      AUV at End of Period                  $24.75       $25.20
      Number of Accumulation Units
         Outstanding at End of Period      217,796       93,509

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $21.34       $21.78 (1)
      AUV at End of Period                  $18.11       $21.34
      Number of Accumulation Units
         Outstanding at End of Period       94,236       36,453

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.78
      Number of Accumulation Units
         Outstanding at End of Period          852

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.80
      Number of Accumulation Units
         Outstanding at End of Period       34,646

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.13       $21.43 (1)
      AUV at End of Period                  $16.77       $20.13
      Number of Accumulation Units
         Outstanding at End of Period       69,528       27,685

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.36       $23.72 (1)
      AUV at End of Period                  $24.84       $25.36
      Number of Accumulation Units
         Outstanding at End of Period       48,341       16,849

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                  $10.58
      Number of Accumulation Units
         Outstanding at End of Period       93,174

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.75       $10.11 (1)
      AUV at End of Period                   $5.19        $7.75
      Number of Accumulation Units
         Outstanding at End of Period       49,553        5,215

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.30       $10.11 (1)
      AUV at End of Period                   $7.00        $9.30
      Number of Accumulation Units
         Outstanding at End of Period       27,970       11,700

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.28       $10.01 (1)
      AUV at End of Period                   $4.55        $8.28
      Number of Accumulation Units
         Outstanding at End of Period      177,135       29,300

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.92        $8.32 (1)
      AUV at End of Period                   $5.09        $6.92
      Number of Accumulation Units
         Outstanding at End of Period       78,478       27,011

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.23       $10.00 (2)
      AUV at End of Period                   $7.56       $10.23
      Number of Accumulation Units
         Outstanding at End of Period       45,837        5,379

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.39
      Number of Accumulation Units
         Outstanding at End of Period        7,579

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.33       $10.00 (2)
      AUV at End of Period                   $7.76        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       32,860          107

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.08       $10.00 (2)
      AUV at End of Period                   $6.29        $8.08
      Number of Accumulation Units
         Outstanding at End of Period        2,946           --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.21        $7.17 (1)
      AUV at End of Period                   $4.18        $6.21
      Number of Accumulation Units
         Outstanding at End of Period      158,536       88,316

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.79        $9.74 (1)
      AUV at End of Period                   $9.45        $9.79
      Number of Accumulation Units
         Outstanding at End of Period      218,538       92,431

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $9.91       $10.90 (1)
      AUV at End of Period                   $7.73        $9.91
      Number of Accumulation Units
         Outstanding at End of Period      103,647       74,639

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.35       $10.00 (2)
      AUV at End of Period                   $7.38        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       21,067           --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.70       $10.00 (2)
      AUV at End of Period                   $9.27       $10.70
      Number of Accumulation Units
         Outstanding at End of Period       74,644          598

   PROFUND VP BULL
      AUV at Beginning of Period             $8.84       $10.00 (1)
      AUV at End of Period                   $6.57        $8.84
      Number of Accumulation Units
         Outstanding at End of Period       19,327        4,584

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.22       $10.05 (1)
      AUV at End of Period                   $5.96        $8.22
      Number of Accumulation Units
         Outstanding at End of Period       30,092       15,212

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.38       $10.00 (1)
      AUV at End of Period                   $7.11        $9.38
      Number of Accumulation Units
         Outstanding at End of Period       83,442        3,530

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.35        $7.28 (1)
      AUV at End of Period                   $4.04        $5.35
      Number of Accumulation Units
         Outstanding at End of Period       39,549       24,815

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

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

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                     CURRENT FUND NAME
------------------------------------------------------------------------------------------------------
All Cap Series                                       ING Salomon Brothers All Cap Portfolio
------------------------------------------------------------------------------------------------------
Asset Allocation Growth Series                       ING UBS U.S. Balanced Portfolio
------------------------------------------------------------------------------------------------------
Capital Growth Series                                ING Alliance Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------
Capital Guardian Small Cap Series                    ING Capital Guardian Small Cap Portfolio
------------------------------------------------------------------------------------------------------
Core Bond Series                                     ING PIMCO Core Bond Portfolio
------------------------------------------------------------------------------------------------------
Developing World Series                              ING Developing World Portfolio
------------------------------------------------------------------------------------------------------
Diversified Mid-Cap Series                           ING FMR/SM/ Diversified Mid-Cap Portfolio
------------------------------------------------------------------------------------------------------
Equity Growth Series                                 ING Van Kampen Equity Growth Portfolio
------------------------------------------------------------------------------------------------------
Equity Income Series                                 ING T. Rowe Price Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Equity Opportunity Series                            ING Jennison Equity Opportunities Portfolio
------------------------------------------------------------------------------------------------------
Focus Value Series                                   ING Mercury Focus Value Portfolio
------------------------------------------------------------------------------------------------------
Fully Managed Series                                 ING T. Rowe Price Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------
Fundamental Growth Focus Series                      ING Mercury Fundamental Growth Portfolio
------------------------------------------------------------------------------------------------------
Global Franchise Series                              ING Van Kampen Global Franchise Portfolio
------------------------------------------------------------------------------------------------------
Growth Series                                        ING Marsico Growth Portfolio
------------------------------------------------------------------------------------------------------
Hard Assets Series                                   ING Hard Assets Portfolio
------------------------------------------------------------------------------------------------------
International Enhanced EAFE Series                   ING JP Morgan Fleming International Enhanced
                                                       EAFE Portfolio
------------------------------------------------------------------------------------------------------
International Equity Series                          ING International Portfolio
------------------------------------------------------------------------------------------------------
Internet TollkeeperSM Series                         ING Goldman Sachs Internet TollkeeperSM Portfolio
------------------------------------------------------------------------------------------------------
Investors Series                                     ING Salomon Brothers Investors Portfolio
------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity Series          ING JPMorgan Fleming Small Cap Equity Portfolio
------------------------------------------------------------------------------------------------------

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                                       B1

------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                     CURRENT FUND NAME
------------------------------------------------------------------------------------------------------
Janus Growth and Income Series                       ING Janus Growth and Income Portfolio
------------------------------------------------------------------------------------------------------
Large Cap Value Series                               ING Capital Guardian Large Cap Value Portfolio
------------------------------------------------------------------------------------------------------
Limited Maturity Bond Series                         ING Limited Maturity Bond Portfolio
------------------------------------------------------------------------------------------------------
Liquid Assets Series                                 ING Liquid Assets Portfolio
------------------------------------------------------------------------------------------------------
Managed Global Series                                ING Capital Guardian Managed Global Portfolio
------------------------------------------------------------------------------------------------------
Mid-Cap Growth Series                                ING MFS Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------
Real Estate Series                                   ING Van Kampen Real Estate Portfolio
------------------------------------------------------------------------------------------------------
Research Series                                      ING MFS Research Portfolio
------------------------------------------------------------------------------------------------------
Special Situations Series                            ING Janus Special Equity Portfolio
------------------------------------------------------------------------------------------------------
Strategic Equity Series                              ING AIM Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------
Total Return Series                                  ING MFS Total Return Portfolio
------------------------------------------------------------------------------------------------------
Value Equity Series                                  ING Eagle Asset Value Equity Portfolio
------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income Series                  ING Van Kampen Growth and Income Portfolio
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------
ING AIM MID-CAP GROWTH            Seeks capital appreciation. The
  PORTFOLIO (Service Class) (formerly     Portfolio seeks to meet its objective
  Strategic Equity Series)                by investing, normally, at least 80%
                                          of its assets in equity securities of
  INVESTMENT ADVISER:                     mid-capitalization companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    A I M Capital Management, Inc.
--------------------------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO     Seeks long-term total return. The
  (Service Class) (formerly Capital       Portfolio invests primarily in common
  Growth Series)                          stocks of middle capitalization
                                          companies. The Portfolio normally
  INVESTMENT ADVISER:                     invests substantially all of its
    Directed Services, Inc.               assets in high-quality common stocks
  INVESTMENT SUBADVISER:                  that Alliance expects to increase in
    Alliance Capital Management L.P.      value.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE      Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. The Portfolio Manager seeks to
  Large Cap Value Series)                 achieve the Portfolio's investment
                                          objective by investing, under normal
  INVESTMENT ADVISER:                     market conditions, at least 80% of its
    Directed Services, Inc.               assets in equity and equity-related
  INVESTMENT SUBADVISER:                  securities of companies with market
    Capital Guardian Trust Company        capitalizations greater than $1
                                          billion at the time of investment.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL       Seeks capital appreciation. Current
  PORTFOLIO (Service Class) (formerly     income is only an incidental
  Managed Global Series)                  consideration. This portfolio is not
                                          diversified. The Portfolio invests
  INVESTMENT ADVISER:                     primarily in common stocks traded in
    Directed Services, Inc.               securities markets throughout the
  INVESTMENT SUBADVISER:                  world. The Portfolio may invest up to
    Capital Guardian Trust Company        100% of its total assets in securities
                                          traded in securities markets outside
                                          the United States. The Portfolio
                                          generally invests at least 65% of its
                                          total assets in at least three
                                          different countries, one of which may
                                          be the United States.
--------------------------------------------------------------------------------

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                                       B2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP            Seeks long-term capital appreciation.
  PORTFOLIO (Service Class) (formerly     The Portfolio invests at least 80% of
  Capital Guardian Small Cap Series)      its assets in equity securities of
                                          small capitalization ("small-cap")
  INVESTMENT ADVISER:                     companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    Capital Guardian Trust Company
--------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO            Seeks capital appreciation. The
  (Service Class) (formerly Developing    Portfolio invests primarily in the
  World Series)                           equity securities of companies in
                                          "emerging market countries." The
  INVESTMENT ADVISER:                     Portfolio normally invests in at least
    Directed Services, Inc.               six emerging market countries with no
  INVESTMENT SUBADVISER:                  more than 35% of its assets in any one
    Baring International Investment       country, measured at the time of
    Limited                               investment.
--------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO    Seeks capital appreciation. Dividend
  (Service Class) (formerly Value         income is a secondary objective. The
  Equity Series)                          Portfolio normally invests at least
                                          80% of its assets in equity securities
  INVESTMENT ADVISER:                     of domestic and foreign issuers that
    Directed Services, Inc.               meet quantitative standards relating
  INVESTMENT SUBADVISER:                  to financial soundness and high
    Eagle Asset Management, Inc.          intrinsic value relative to price.
--------------------------------------------------------------------------------
ING FMR/SM/ DIVERSIFIED MID-CAP PORTFOLIO Seeks long-term growth of capital. The
  (Service Class) (formerly               Portfolio Manager normally invests the
  Diversified Mid-Cap Series)             Portfolio's assets primarily in common
                                          stocks. The Portfolio Manager normally
  INVESTMENT ADVISER:                     invests at least 80% of the
    Directed Services, Inc.               Portfolio's assets in securities of
  INVESTMENT SUBADVISER:                  companies with medium market
    Fidelity Management & Research Co.    capitalizations.
--------------------------------------------------------------------------------
ING GOLDMAN SACHS INTERNET                Seeks long-term growth of capital. The
  TOLLKEEPERSM PORTFOLIO* (Service        Portfolio invests, under normal
  Class) (formerly Internet Tollkeeper    circumstances, at least 80% of its net
  Series)                                 assets plus any borrowings for
  *Goldman Sachs Internet TollkeeperSM    investment purposes (measured at time
  is a service mark of Goldman Sachs &    of investment) in equity investments
  Co                                      in "Internet Tollkeeper" companies,
                                          which are companies in the media,
  INVESTMENT ADVISER:                     telecommunications, technology and
    Directed Services, Inc.               internet sectors, which provide
  INVESTMENT SUBADVISER:.                 access, infrastructure, content and
    Goldman Sachs Asset Management, L.P.  services to internet companies and internet users.
--------------------------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Service        A nondiversified Portfolio that seeks
  Class) (formerly Hard Assets Series)    long-term capital appreciation. The
                                          Portfolio normally invests at least
  INVESTMENT ADVISER:                     80% of its assets in the equities of
    Directed Services, Inc.               producers of commodities.
  INVESTMENT SUBADVISER:
    Baring International Investment
    Limited
--------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Service      Seeks long-term growth of capital.
  Class) (formerly International          Under normal conditions, the Portfolio
  Equity Series)                          invests at least 80% of its net assets
                                          and borrowings for investment purposes
  INVESTMENT ADVISER:                     in equity securities of issuers
    Directed Services, Inc.               located in countries outside of the
  INVESTMENT SUBADVISER:                  United States.
    ING Investments, LLC
--------------------------------------------------------------------------------

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                                       B3

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO     Seeks long-term capital growth and
  (Service Class) (formerly Janus         current income. The Portfolio normally
  Growth and Income Series)               emphasizes investments in common
                                          stocks. It will normally invest up to
  INVESTMENT ADVISER:                     75% of its assets in equity securities
    Directed Services, Inc.               selected primarily for their growth
  INVESTMENT SUBADVISER:                  potential, and at least 25% of its
    Janus Capital Management  LLC         assets in securities the Portfolio
                                          Manager believes have income
                                          potential. Because of this investment
                                          strategy, the Portfolio is not
                                          designed for investors who need
                                          consistent income.
--------------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO        A nondiversified Portfolio that seeks
  (Service Class) (formerly Special       capital appreciation. The Portfolio
  Situations Series)                      invests, under normal circumstances,
                                          at least 80% of its net assets (plus
  INVESTMENT ADVISER:                     borrowings for investment purposes) in
    Directed Services, Inc.               equity securities with the potential
  INVESTMENT SUBADVISER:                  for long-term growth of capital.
    Janus Capital Management  LLC
--------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES         Seeks long-term capital growth. The
  PORTFOLIO (Service Class) (formerly     Portfolio normally invests at least
  Equity Opportunity Series)              80% of its net assets (plus any
                                          borrowings for investment purposes) in
  INVESTMENT ADVISER:                     attractively valued equity securities
    Directed Services, Inc.               of companies with current or emerging
  INVESTMENT SUBADVISER:                  earnings growth the Portfolio Manager
    Jennison Associates LLC               believes to be not fully appreciated
                                          or recognized by the market.
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL        A nondiversified Portfolio that seeks
  ENHANCED EAFE PORTFOLIO (Service        total return from long-term capital
  Class) (formerly International          growth and income. Under normal
  Enhanced EAFE Series)                   conditions, the Portfolio will invest
                                          at least 80% of its total assets in a
  INVESTMENT ADVISER:                     broad portfolio of equity securities
    Directed Services, Inc.               of established foreign companies of
  INVESTMENT SUBADVISER:                  various sizes, including foreign
    J.P. Morgan Fleming Asset             subsidiaries of U..S. companies, based
    Management (London) Limited           in countries that are represented in
                                          the Morgan Stanley Capital
                                          International, Europe, Australia and
                                          Far East Index (the "EAFE Index").
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING SMALL CAP EQUITY     A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     capital growth over the long term.
  JP Morgan Fleming Small Cap Equity      Under normal market conditions, the
  Series)                                 Portfolio invests at least 80% of its
                                          total assets in equity securities of
  INVESTMENT ADVISER:                     small-cap companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    J.P. Morgan Fleming Asset
    Management (USA) Inc.
--------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO       Seeks highest current income
  (Service Class) (formerly Limited       consistent with low risk to principal
  Maturity Bond Series)                   and liquidity. Secondarily seeks to
                                          enhance total return when market
  INVESTMENT ADVISER:                     factors indicate capital appreciation
    Directed Services, Inc.               may be available without significant
  INVESTMENT SUBADVISER:                  risk to principal. The Portfolio seeks
    ING Investment Management LLC         to achieve its investment objective by
                                          investing under normal circumstances
                                          at least 80% of its net assets (plus
                                          borrowing for investment purposes) in
                                          a diversified portfolio of bonds that
                                          are primarily limited maturity debt
                                          securities.
--------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service      Seeks high level of current income
  Class) (formerly Liquid Asset           consistent with the preservation of
  Series)                                 capital and liquidity. The Portfolio
                                          Manager strives to maintain a stable
  INVESTMENT ADVISER:                     $1 per share net asset value and its
    Directed Services, Inc.               investment strategy focuses on safety
  INVESTMENT SUBADVISER:                  of principal, liquidity and yield, in
    ING Investment Management LLC         order of importance, to achieve this
                                          goal.
--------------------------------------------------------------------------------

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                                       B4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Service     Seeks capital appreciation. The
  Class) (formerly Growth Series)         Portfolio invests primarily in equity
                                          securities selected for their growth
  INVESTMENT ADVISER:                     potential. The Portfolio may invest in
    Directed Services, Inc.               companies of any size, from larger,
  INVESTMENT SUBADVISER:                  well-established companies to smaller,
    Marsico Capital Management, LLC       emerging growth companies.
--------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO         Seeks long-term growth of capital. The
  (Service Class) (formerly Focus         Portfolio tries to achieve its
  Value Series)                           investment objective by investing
                                          primarily in a diversified portfolio
  INVESTMENT ADVISER:                     consisting of equity securities that
    Directed Services, Inc.               the Portfolio Manager believes are
  INVESTMENT SUBADVISER:                  undervalued relative to its assessment
    Mercury Advisors                      of the current or prospective
                                          condition of the issuer.
--------------------------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH            Seeks long-term growth of capital. The
  PORTFOLIO (Service Class) (formerly     Portfolio invests in a diversified
  Fundamental Growth Series)              portfolio consisting primarily of
                                          common stocks. The Portfolio will
  INVESTMENT ADVISER:                     generally invest at least 65% of its
    Directed Services, Inc.               total assets in the following equity
  INVESTMENT SUBADVISER:                  securities: common stock, convertible
    Mercury Advisors                      preferred stock, securities
                                          convertible into common stock and
                                          rights and warrants to subscribe to
                                          common stock.
--------------------------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO          A nondiversified Portfolio that seeks
  (Service Class) (formerly Mid-Cap       long-term growth of capital. The
  Growth Series)                          Portfolio normally invests at least
                                          80% of its net assets in common stocks
  INVESTMENT ADVISER:                     and related securities (such as
    Directed Services, Inc.               preferred stocks, convertible
  INVESTMENT SUBADVISER:                  securities and depositary receipts) of
    Massachusetts Financial Services      companies with medium market
    Company                               capitalizations (or "mid-cap
                                          companies") which the Portfolio
                                          Manager believes have above-average
                                          growth potential.
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER:                     in common stocks and related
    Directed Services, Inc.               securities (such as preferred stocks,
  INVESTMENT SUBADVISER:                  convertible securities and depositary
    Massachusetts Financial Services      receipts). The Portfolio focuses on
    Company                               companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER:                     Secondarily seeks reasonable
    Directed Services, Inc.               opportunity for growth of capital and
  INVESTMENT SUBADVISER:                  income. The Portfolio is a "balanced
    Massachusetts Financial Services      fund," and invests in a combination of
    Company                               equity and fixed income securities.
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service    Seeks maximum total return, consistent
  Class) (formerly Core Bond Series)      with preservation of capital and
                                          prudent investment management. The
  INVESTMENT ADVISER:                     Portfolio is diversified and seeks to
    Directed Services, Inc.               achieve its investment objective by
  INVESTMENT SUBADVISER:                  investing under normal circumstances
    Pacific Investment Management         at least 80% of its net assets (plus
    Company LLC                           borrowings for investment purposes) in
                                          a diversified portfolio of fixed
                                          income instruments of varying
                                          maturities.
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO    A nondiversified Portfolio that seeks
  (Service Class) (formerly All Cap       capital appreciation through
  Series)                                 investment in securities which the
                                          Subadviser believes have above-average
  INVESTMENT ADVISER:                     capital appreciation potential. The
    Directed Services, Inc.               Portfolio invests primarily in common
  INVESTMENT SUBADVISER:                  stocks and common stock equivalents,
    Salomon Brothers Asset Management     such as preferred stocks and
    Inc.                                  securities convertible into common
                                          stocks, of companies the Portfolio
                                          Manager believes are undervalued in
                                          the marketplace.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS            Seeks long-term growth of capital.
  PORTFOLIO (Service Class) (formerly     Secondarily seeks current income. The
  Investors Series)                       Portfolio invests primarily in equity
                                          securities of U.S. companies. The
  INVESTMENT ADVISER:                     Portfolio may also invest in other
    Directed Services, Inc.               equity securities. To a lesser degree,
  INVESTMENT SUBADVISER:                  the Portfolio invests in income
    Salomon Brothers Asset Management     producing securities such as debt
    Inc.                                  securities.
--------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION    Seeks, over the long-term, a high
  PORTFOLIO (Service Class) (formerly     total investment return, consistent
  Fully Managed Series)                   with the preservation of capital and
                                          prudent investment risk. The Portfolio
  INVESTMENT ADVISER:                     pursues an active asset allocation
    Directed Services, Inc.               strategy whereby investments are
  INVESTMENT SUBADVISER:                  allocated among three asset classes -
    T. Rowe Price Associates, Inc.        equity securities, debt securities and
                                          money market instruments.
--------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME           Seeks substantial dividend income as
  PORTFOLIO (Service Class) (formerly     well as long-term growth of capital.
  Equity Income Series)                   The Portfolio normally invests at
                                          least 80% of its assets in common
  INVESTMENT ADVISER:                     stocks, with 65% in the common stocks
    Directed Services, Inc.               of well-established companies paying
  INVESTMENT SUBADVISER:                  above-average dividends. The Portfolio
    T. Rowe Price Associates, Inc.        may also invest in convertible
                                          securities, warrants and preferred
                                          stocks.
--------------------------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO           Seeks to maximize total return over
  (Service Class) (formerly Asset         the long term by allocating its assets
  Allocation Growth Series)               among stocks, bonds, short-term
                                          instruments and other investments. The
  INVESTMENT ADVISER:                     Portfolio Manager allocates the
    Directed Services, Inc.               Portfolio's assets among the following
  INVESTMENT SUBADVISER:                  classes, or types, of investments:
    UBS Global Asset Management           stocks, bonds, and short-term money
    (Americas) Inc.                       market debt obligations.
--------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO    Seeks long-term capital appreciation.
  (Service Class) (formerly Equity        The Portfolio Manager seeks to
  Growth Series)                          maximize long-term capital
                                          appreciation by investing primarily in
  INVESTMENT ADVISER:                     growth-oriented equity securities of
    Directed Services, Inc.               large-capitalization U.S. and, to a
  INVESTMENT SUBADVISER:                  limited extent, foreign companies that
    Van Kampen                            are listed on U.S. exchanges or traded
                                          in U.S. markets.
--------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE           A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     long-term capital appreciation. The
  Global Franchise Series)                Portfolio Manager seeks long-term
                                          capital appreciation by investing
  INVESTMENT ADVISER:                     primarily in equity securities of
    Directed Services, Inc.               issuers located throughout the world
  INVESTMENT SUBADVISER:                  that it believes have, among other
    Van Kampen                            things, resilient business franchises
                                          and growth potential. The Portfolio
                                          may invest of in the securities of
                                          companies of any size.
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME          Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. Under normal market
  Van Kampen Growth and Income Series)    conditions, the Portfolio Manager
                                          seeks to achieve the Portfolio's
  INVESTMENT ADVISER:                     investment objective by investing
    Directed Services, Inc.               primarily in what it believes to be
  INVESTMENT SUBADVISER:                  income-producing equity securities,
    Van Kampen                            including common stocks and
                                          convertible securities; although
                                          investments are also made in
                                          non-convertible preferred stocks and
                                          debt securities rated "investment
                                          grade," which are securities rated
                                          within the four highest grades
                                          assigned by Standard & Poor's ("S&P")
                                          or by Moody's Investors Service, Inc.
                                          ("Moody's").
--------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO      A nondiversified Portfolio that seeks
  (Service Class) (formerly Real          capital appreciation. Secondarily
  Estate Series)                          seeks current income. The Portfolio
                                          invests at least 80% of its assets in
  INVESTMENT ADVISER:                     equity securities of companies in the
    Directed Services, Inc.               U.S. real estate industry that are
  INVESTMENT SUBADVISER:                  listed on national exchanges or the
    Van Kampen                            National Association of Securities
                                          Dealers Automated Quotation System
                                          ("NASDAQ").
--------------------------------------------------------------------------------
ING GET FUND
--------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO               Seeks to achieve maximum total return
  (formerly ING GET Fund)                 and minimal exposure of the Series'
                                          assets to a market value loss, by
  INVESTMENT ADVISER:                     participating, to the extent possible
    Aeltus Investment  Management,        in favorable equity market performance
    Inc.                                  during the Guarantee Period. The
                                          Series will not implement an
                                          "investment strategy" in any
                                          conventional sense. Rather, the
                                          Series' asset allocation strategy
                                          seeks to optimize the exposure of the
                                          Series to the Equity Component while
                                          protecting Series' assets. Assets
                                          allocated to the Equity Component may
                                          be reduced or eliminated in order to
                                          conserve assets at a level equal to or
                                          above the present value of the
                                          Guarantee.
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO         Seeks long-term capital appreciation.
                                          A nondiversified Portfolio that under
  INVESTMENT ADVISER:                     normal conditions, invests at least
    ING Investments, LLC                  65% of net assets in equity securities
                                          of issuers located in at least three
                                          countries, one of which may be the
                                          U.S. Generally invests at least 75% of
                                          total assets in common and preferred
                                          stocks, warrants and convertible
                                          securities.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCT PORTFOLIOS
--------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)           Seeks to maximize total return as is
                                          consistent with reasonable risk,
  INVESTMENT ADVISER:                     through investment in a diversified
    ING Investments, LLC                  portfolio consisting of debt
  INVESTMENT SUBADVISER:                  securities. Under normal market
    Aeltus Investment Management, Inc.    conditions, invests at least 80% of
                                          net assets in high-grade corporate
                                          bonds, mortgage-related and other
                                          asset-backed securities, and
                                          securities issued or guaranteed by the
                                          U.S. Government, its agencies or
                                          instrumentalities. The Portfolio may
                                          invest up to 15% of total assets in
                                          high-yield instruments and up to 25%
                                          of total assets in foreign debt
                                          securities.
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class S)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER:                     maintaining a market level of risk.
    ING Investments, LLC                  Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                  stocks included in the S&P 500. The
    Aeltus Investment Management, Inc.    subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO     Seeks long-term growth of capital.
  (Service Shares)                        Invests primarily in common stock of
                                          U.S. companies that the portfolio
  INVESTMENT ADVISER:                     managers feel have above average
    ING Investments, LLC                  prospects for growth. Under normal
                                          market conditions, invests at least
                                          65% of total assets in securities
                                          purchased on the basis of the
                                          potential for capital appreciation.
                                          These securities may be from
                                          large-cap, mid-cap or small-cap
                                          companies.
--------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO                 Seeks growth of capital, with dividend
  (Service Shares)                        income as a secondary consideration.
                                          Under normal conditions, invests at
  INVESTMENT ADVISER:                     least 80% of assets in equity
    ING Investments, LLC                  securities that meet the following
                                          criteria: attractive valuation
                                          characteristics; dividends; and
                                          balance sheet strength. Normally,
                                          investments are generally in larger
                                          companies that are included in the
                                          largest 500 U.S. companies as measured
                                          by sales, earnings or assets.
--------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES             Seeks long-term capital appreciation.
  PORTFOLIO (Service Shares)              Normally invests at least 80% of
                                          assets in the common stock of smaller,
  INVESTMENT ADVISER:                     lesser-known U.S. companies that are
    ING Investments, LLC                  believed to have above average
                                          prospects for growth. For this
                                          Portfolio, smaller companies are those
                                          with market capitalizations that fall
                                          within the range of companies in the
                                          Russell 2000 Index.
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND     Seeks long-term growth of capital.
  (Series II)                             Seeks to meet its objective by
                                          investing in securities of companies
  INVESTMENT ADVISER:                     that are likely to benefit from
    A I M Advisors, Inc.                  changing demographic, economic and
  INVESTMENT SUBADVISER:                  lifestyle trends. These securities may
    H.S. Dent Advisors, Inc.              include common stocks, convertible
                                          bonds, convertible preferred stocks
                                          and warrants of companies within a
                                          broad range of market capitalizations.
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Also
  (Service Class 2)                       considers the potential for capital
                                          appreciation. Seeks to achieve a yield
  INVESTMENT ADVISER:                     which exceeds the composite yield on
    Fidelity Management & Research Co.    the securities comprising the Standard
  INVESTMENT SUBADVISER: Subadviser:      & Poor's 500 Index. Normally invests
    FMR Co., Inc.                         at least 80% of total assets in
                                          income-producing equity securities
                                          (which tends to lead to investments in
                                          large cap "value" stocks).
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO           Seeks to achieve capital appreciation.
  (Service Class 2)                       Normally invests primarily in common
                                          stocks of companies the investment
  INVESTMENT ADVISER:                     adviser believes have above-average
    Fidelity Management & Research Co.    growth potential (often called
  INVESTMENT SUBADVISER:                  "growth" stocks).
    Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF -- FINANCIAL SERVICES FUND    Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
      Funds, Inc.                         companies involved in the financial
  INVESTMENT SUBADVISER:                  services sector. These companies
    INVESCO Funds Group, Inc.             include, but are not limited to, banks
                                          (regional and money centers),
                                          insurance companies (life, property
                                          and casualty, and multiline),
                                          investment and miscellaneous
                                          industries (asset managers, brokerage
                                          firms, and government sponsored
                                          agencies) and suppliers to financial
                                          services companies. At any given time,
                                          20% of the Fund's assets is not
                                          required to be invested in the sector.
                                          In general, the Fund emphasizes
                                          companies that INVESCO believes are
                                          strongly managed and will generate
                                          above-average long-term capital
                                          appreciation.
--------------------------------------------------------------------------------
INVESCO VIF -- HEALTH SCIENCES FUND       Seeks capital growth by normally
                                          investing at least 80% of its net
  INVESTMENT ADVISER:                     assets in the equity securities and
    INVESCO Variable Investment           equity-related instruments of
      Funds, Inc.                         companies that develop, produce, or
  INVESTMENT SUBADVISER:                  distribute products or services
    INVESCO Funds Group, Inc.             related to health care. These
                                          companies include, but are not limited
                                          to, medical equipment or supplies,
                                          pharmaceuticals, biotechnology, and
                                          health care providers and services
                                          companies. At any given time, 20% of
                                          the Fund's assets is not required to
                                          be invested in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- LEISURE FUND               Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
    Funds, Inc.                           companies engaged in the design,
  INVESTMENT SUBADVISER:                  production, and distribution of
    INVESCO Funds Group, Inc.             products related the leisure
                                          activities. These industries include,
                                          but are not limited to, hotels/gaming,
                                          publishing, advertising, beverages,
                                          audio/video, broadcasting-radio/TV,
                                          cable & satellite operators, cable &
                                          satellite programmers, motion pictures
                                          & TV, recreation services/
                                          entertainment, retail, and toys. At
                                          any given time, 20% of the Fund's
                                          assets is not required to be invested
                                          in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- UTILITIES FUND             Seeks capital growth. It also seeks
                                          current income. The Fund normally
  INVESTMENT ADVISER:                     invests at least 80% of its net assets
    INVESCO Variable Investment           in the equity securities and
    Funds, Inc.                           equity-related instruments of
  INVESTMENT SUBADVISER:                  companies engaged in utilities-related
    INVESCO Funds Group, Inc.             industries. These include, but are not
                                          limited to, companies that produce,
                                          generate, transmit, or distribute
                                          natural gas or electricity, as well as
                                          in companies that provide
                                          telecommunications services, including
                                          local, long distance and wireless. A
                                          portion of the Fund's assets are not
                                          required to be invested in the sector.
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND             Seeks long-term growth by investing
                                          primarily in small capitalization
  INVESTMENT ADVISER:                     equities.
    Colonial Management Advisers, Inc.
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      Seeks maximum total return, consistent
                                          with preservation of capital and
  INVESTMENT ADVISER:                     prudent investment management.
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND INCOME PORTFOLIO    Seeks total return which exceeds that
                                          of the S&P 500.
  INVESTMENT ADVISER:
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)     Seeks reasonable income and capital
                                          growth. Invests in a broad list of
  INVESTMENT ADVISER:                     carefully selected, reasonably priced
    Pioneer Investment Management, Inc.   securities rather than in securities
                                          whose prices reflect a premium
                                          resulting from their current market
                                          popularity. Invests the major portion
                                          of its assets in equity securities,
                                          primarily of U.S. issuers.
--------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO       Seeks capital appreciation by
  (Class II)                              investing in a diversified portfolio
                                          of securities consisting primarily of
  INVESTMENT ADVISER:                     common stocks. Normally, invests at
    Pioneer Investment Management, Inc.   least 80% of total assets in equity
                                          securities of mid-size companies, that
                                          is, companies with market values
                                          within the range of market values of
                                          companies included in the Russell
                                          Midcap(R) Value Index.
--------------------------------------------------------------------------------
PRO FUNDS VP
--------------------------------------------------------------------------------
PROFUND VP BULL                           Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the S&P 500
    ProFund Advisors LLC                  Index.
--------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the Russell
    ProFund Advisors LLC                  2000 Index.
--------------------------------------------------------------------------------
PROFUND VP EUROPE 30                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the ProFunds
    ProFund Advisors LLC                  Europe 30 Index.
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)             Seeks to achieve long-term growth of
                                          capital. Invests primarily in equity
  INVESTMENT ADVISER:                     securities of major, established
    Prudential Investments LLC            corporations that the investment
  INVESTMENT SUBADVISER:                  adviser believes offer above-average
    Jennison Associates LLC               growth prospects. May invest up to 30%
                                          of total assets in foreign securities.
                                          Normally invests 65% of total assets
                                          in common stocks and preferred stocks
                                          of companies with capitalization in
                                          excess of $1 billion.
--------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH          Seeks long-term growth of capital.
  PORTFOLIO (Class II)                    Invests in equity-related securities
                                          of foreign issuers that the subadviser
  INVESTMENT ADVISER:                     thinks will increase in value over a
    Prudential Investments LLC            period of years. Invests primarily in
  INVESTMENT SUBADVISER:                  the common stock of large and
    Jennison Associates LLC               medium-sized foreign companies. Under
                                          normal circumstances, invests at least
                                          65% of total assets in common stock of
                                          foreign companies operating or based
                                          in at least five different countries.
--------------------------------------------------------------------------------

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APPENDIX C
--------------------------------------------------------------------------------

                                 FIXED ACCOUNT I

Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever

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have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

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     (2)  We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account I.

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APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E
--------------------------------------------------------------------------------

          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                               FOR CONTRACT OWNERS
                 OTHER THAN MAY-2002 AND YR-2003 CONTRACT OWNERS

These examples assume that withdrawals have not exceeded 7% of premium in any year.

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

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EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

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APPENDIX F
--------------------------------------------------------------------------------

                     DEATH BENEFITS FOR PRE-2000 AND YR-2000
                                 CONTRACT OWNERS

The purpose of this Appendix F is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in the Pre-2000 and Yr-2000 categories. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFIT

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal*; or

     3)   the cash surrender value.

          * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments reduced by a pro rata adjustment for any withdrawals*;

     3)   the cash surrender value; or

     4)   the enhanced death benefit, which we determine as follows:

          IF YOU ARE IN PRE-2000:

          We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments, less an amount to reflect withdrawals.

          Note: The actual interest rate used for calculating the death benefit for the Liquid Assets and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the Fixed Account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

          IF YOU ARE IN YR-2000:

          We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract

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          date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

     Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

          * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments reduced by a pro rata adjustment for any withdrawal*;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium added if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then reduce the enhanced death benefit pro rata for any contract value withdrawn.** That amount becomes the new enhanced death benefit.

          * For contracts in Pre-2000, total premium payments less any withdrawals.

          ** For contracts in Pre-2000, we subtract withdrawals made (including any market value adjustment applied to such withdrawal) since the preceding day.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 7 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO PRE-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

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MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:

---------
PRE-2000:
---------

----------------------------------------------------------------------------------------
                                         STANDARD           ENHANCED DEATH BENEFITS
                                       DEATH BENEFIT     ANNUAL RATCHET     7% SOLUTION

----------------------------------------------------------------------------------------
Mortality & Expense Risk Charge            1.25%              1.40%            1.55%
Asset-Based Administrative Charge          0.15%              0.15%            0.15%
                                           -----              -----            -----
  Total                                    1.40%              1.55%            1.70%
----------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003446% (Standard); .003863% (Annual Ratchet); or .004280% (7% Solution),
respectively, for each day since the previous business day.

--------
YR-2000:
--------

-------------------------------------------------------------------------------------------------
                                         STANDARD                ENHANCED DEATH BENEFITS
                                       DEATH BENEFIT     ANNUAL RATCHET     7% SOLUTION     MAX 7
-------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge            1.30%              1.45%            1.65%        1.75%
Asset-Based Administrative Charge          0.15%              0.15%            0.15%        0.15%
                                           -----              -----            -----        -----
  Total                                    1.45%              1.60%            1.80%        1.90%
-------------------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003585% (Standard); .004002% (Annual Ratchet); .004558% (7% Solution); or
..004837% (Max 7), respectively, for each day since the previous business day.

DEATH BENEFIT FOR EXCLUDED FUNDS FOR PRE-2000 AND YR-2000

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

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Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded
Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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APPENDIX G
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR YR-2001 AND MAY-2001 CONTRACT OWNERS

The purpose of Appendix G is to describe the death benefits applicable to contract owners in the Yr-2001 and May-2001 categories, and to describe the mortality and expense risk charges for contract owners in the Yr-2001 category. OTHER THAN AS DESCRIBED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. AS USED IN THIS APPENDIX G, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFITS

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

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We may, with 30 days notice to you, designate any investment portfolio as a
Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix B for examples of the pro rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value

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allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

          for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

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Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Yr-2001 contract owners are as follows:

--------
YR-2001:
--------

-------------------------------------------------------------------------------------------------
                                         STANDARD                ENHANCED DEATH BENEFITS
                                       DEATH BENEFIT     ANNUAL RATCHET     7% SOLUTION     MAX 7
-------------------------------------------------------------------------------------------------

Mortality & Expense Risk Charge            1.30%              1.55%            1.65%        1.75%
Asset-Based Administrative Charge          0.15%              0.15%            0.15%        0.15%
                                           -----              -----            -----        -----
  Total                                    1.45%              1.70%            1.80%        1.90%
-------------------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003585% (Standard); .004280% (Annual Ratchet); .004558% (7% Solution); or
..004837% (Max 7), respectively, for each day since the previous business day.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

                      OPTIONAL RIDER BENEFITS FOR PRE-2000
                           AND YR-2000 CONTRACT OWNERS

The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period             Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------
     20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                  Quarterly Charge
     ---------------------------------------------------------------------------
     7%                         0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible

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Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT FOR NON-EXCLUDED FUNDS

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base is equal to your initial premium, plus any additional premiumadded to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

               ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE

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               MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

               If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

               If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium, plus any additional premiums added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Premiums paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

          (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Eligible

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               additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after the 5th rider anniversary are excluded from the MGIB Base.

          (iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

          Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

          We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

          The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

     2. Then we determine the MGIB annuity income by multiplying your MGIB Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

     Two MGIB Income Options are available under the MGIB Rider:

     (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

     (ii) Income for a 20-30 Year Period Certain; or

     (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible

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Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     (i)  your contract value is greater than zero;

     (ii) your MGWB Withdrawal Account is greater than zero;

     (iii)your latest allowable annuity start date has not been reached;

     (iv) you have not elected to annuitize your Contract; and

     (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

     (i)  your MGWB Withdrawal Account is greater than zero;

     (ii) your latest allowable annuity start date has not been reached;

     (iii)you have not elected to annuitize your Contract; and

     (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

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--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

                           OPTIONAL RIDER BENEFITS FOR
                      YR-2001 AND MAY-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 and May-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period             Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------
     20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                  Quarterly Charge
     ---------------------------------------------------------------------------
     7%                         0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

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MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any

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               withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

          If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

          Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

          Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

     2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

     3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

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     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

          Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be

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          exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract

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          value allocated, and will not accumulate while invested in Special
          Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR

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CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER
ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

     (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

     (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor

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by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

     (i)  your contract value is greater than zero;

     (ii) your MGWB Withdrawal Account or the floor is greater than zero;

     (iii)your latest allowable annuity start date has not been reached;

     (iv) you have not elected to annuitize your Contract; and

     (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

     (i)  your MGWB Withdrawal Account or the floor is greater than zero;

     (ii) your latest allowable annuity start date has not been reached;

     (iii)you have not elected to annuitize your Contract; and

     (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last

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MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

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--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------

                             OPTIONAL RIDER BENEFITS
                          FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period             Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                  Quarterly Charge
     ---------------------------------------------------------------------------
     7%                         0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

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OPTIONAL RIDER BENEFITS

Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

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               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

          The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

          The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

          The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

          Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

          The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

          Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

          Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

          Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

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     2.   THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB
          BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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                                   ING [LOGO]


                             ING VARIABLE ANNUITIES

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company is a stock company domiciled in Delaware.
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